UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – May 31, 2016

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2016

Vanguard California Tax-Exempt Funds

Vanguard California Tax-Exempt Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
California Tax-Exempt Money Market Fund.	13
California Intermediate-Term Tax-Exempt Fund.	32
California Long-Term Tax-Exempt Fund.	134
About Your Fund’s Expenses.	172
Trustees Approve Advisory Arrangements.	174
Glossary.	175

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Tax-Exempt Money Market Fund	0.25%	0.51%	0.04%	0.00%	0.04%
California Tax-Exempt Money Market Funds Average					0.02
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	1.25%	2.55%	1.34%	1.78%	3.12%
Admiral™ Shares	1.33	2.71	1.38	1.78	3.16
Barclays Municipal California Intermediate Bond Index					2.53
California Intermediate Municipal Debt Funds Average					2.55
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	1.65%	3.36%	1.74%	2.56%	4.30%
Admiral Shares	1.73	3.53	1.78	2.56	4.34
Barclays CA Municipal Bond Index					3.44
California Municipal Debt Funds Average					4.14

California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the California Tax-Exempt Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

The broad U.S. municipal bond market advanced in each of the six months ended May 31, 2016, to return more than 3% for the period. California’s tax-exempt bond market returned about the same.

In this favorable environment, Vanguard California Intermediate-Term Tax-Exempt Fund returned more than 3% and Vanguard California Long-Term Tax-Exempt Fund returned more than 4%. Price appreciation accounted for more than half of each fund’s result. Both funds outperformed their benchmark indexes and the average return of their peers.

As bond prices and yields move in opposite directions, the 30-day SEC yield for Investor Shares of the Intermediate-Term Fund dropped from 1.57% at the end of November to 1.25% at the end of May. Longer-term yields fell even more, from 2.13% to 1.65% for Investor Shares of the Long-Term Fund, adding more heft to its price gains.

At the other end of the maturity spectrum, short-term municipal yields rose—but with a lag—after the Federal Reserve raised its interest rate target in December. Vanguard California Tax-Exempt Money Market Fund’s month-end yield remained at 0.01% from November through February before rising by the end of the period to 0.25%—a level not seen since 2009. The fund’s six-month return inched up to 0.04%; its peer average was 0.02%.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, neither the Intermediate-Term Fund nor the Long-Term Fund owned securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Before moving on to the markets, here’s a brief update on money market reforms. As we’ve mentioned before, the Securities and Exchange Commission adopted core reforms that will take effect in October. Their impact on your fund will be minimal. Vanguard plans to designate all of our tax-exempt money market funds, including California’s, as retail funds, and they will continue to seek to maintain a stable share price of $1.

Bonds enjoyed a strong ride after some early weakness
The broad U.S. taxable bond market returned about 3% for the half year, behind the broad tax-exempt market. After dipping in December, taxable bonds climbed. The yield of the 10-year U.S. Treasury note closed at 1.85% at the end of May, down from 2.22% six months earlier.

Market Barometer
			Total Returns
		Periods Ended May 31, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.12%	2.99%	3.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.42	5.87	5.07
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.12	0.05

Stocks
Russell 1000 Index (Large-caps)	1.64%	0.78%	11.44%
Russell 2000 Index (Small-caps)	-2.86	-5.97	7.86
Russell 3000 Index (Broad U.S. market)	1.29	0.22	11.15
FTSE All-World ex US Index (International)	-1.14	-10.87	0.52

CPI
Consumer Price Index	1.22%	1.02%	1.23%

The period began with the Fed’s long-anticipated but small increase in short-term interest rates. Through the succeeding months, mixed signals from Fed officials—as well as from global economic data—created uncertainty about when the next increase might occur.

Money market funds and savings accounts produced limited returns as the Fed’s target rate of 0.25%–0.5% remained historically low, despite December’s quarter-percentage-point rise.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned more than 9%. In a reversal from the trend of recent years, many foreign currencies strengthened against the dollar, boosting international bond returns for U.S. investors. Even without this currency benefit, international bond returns were solidly positive.

In a tale of two halves, stocks fell and then rose
U.S. stocks advanced about 1% for the six months. Equities retreated over the first three months before rebounding, partly as a sharp recovery in oil prices seemed to alleviate fears of a global economic slowdown.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Tax-Exempt Money Market Fund	0.16%	—	0.07%
California Intermediate-Term Tax-Exempt
Fund	0.20	0.12%	0.75
California Long-Term Tax-Exempt Fund	0.20	0.12	0.94

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the funds’ annualized expense ratios were: for the California Tax-Exempt Money Market Fund, 0.10%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the California Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the California Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

International stocks fared worse than their U.S. counterparts, returning about –1%. Emerging-market stocks rose a bit, while stocks from the developed markets of Europe and the Pacific region declined.

European stocks lagged amid investor anxiety in the lead-up to the United Kingdom’s June vote on whether to remain in the European Union.

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

The quest for yield boosted returns of longer-dated bonds
Through May, the broad municipal bond market posted 11 consecutive monthly gains. This strong performance reflected some factors shared with taxable bonds and some factors specific to the tax-exempt market.

Investors often turn to the relative safety of higher-quality bonds during periods of uncertainty and stock market distress. This was especially evident in January, when many U.S. and international stock markets fell into or near bear market territory, in part because of concerns about the pace of global growth. (A decline of 20% or more lasting at least two months generally qualifies as a bear market for stocks.)

The broad taxable and tax-exempt bond markets both returned more than 1% in January, their best monthly result of the half year. And as negative interest rates became more common in Europe and Japan during the period, international buyers sought the still positive yields on U.S. bonds—both taxable and tax-exempt.

In addition, municipal bonds benefited from favorable supply-and-demand trends. Nationwide, the dollar volume of munis issued during the fiscal half year was lower than during the year-earlier period. And demand was robust, not only for a safe harbor. The higher yields offered on longer-term bonds attracted investors—especially amid a subdued outlook for inflation (with oil prices still relatively low) and muted expectations of further rate hikes. (Although rising rates can hurt bond prices in the near term, they can offer long-term upside, as explained in the box on page 5.)

California muni bonds were lifted by this generally rising tide and by the state’s relative fiscal stability. Strong demand persisted, and new-money bond issuance was tempered.

The return of the California Long-Term Fund, with its longer-maturity holdings, was more than a percentage point ahead of that of the California Intermediate-Term Fund, although the latter also tilts toward longer-term bonds. The funds’ advisor, Vanguard Fixed Income Group, continued pursuing a similar strategy for both funds. It generally underweighted the shorter end of the maturity spectrum, where interest rates rose (and future hikes were on the table), and favored higher-yielding bonds with somewhat lower, but still investment-grade, credit ratings. This strategy was successful, as it was in the previous fiscal year.

None of the California funds had any exposure to bonds issued from Puerto Rico, whose debt relief negotiations are ongoing. (Because the commonwealth’s bonds are exempt from federal, state, and local income tax, they often appear in state and national muni bond funds.)

For more about the funds’ strategy and performance, please see the Advisor’s Report that follows this letter.

Consider rebalancing to manage your risk
After you’ve created an investment portfolio—with a diversified mix of stock, bond, and money market funds tailored to your goals, time horizon, and risk tolerance—what next?

As stocks and bonds rise or fall over time, and that portfolio drifts from its original asset allocation, you should consider rebalancing back to your targets. Just one year of outsized returns can throw your allocation out of whack. Take, for example, a year like 2013, when the broad U.S. stock market returned nearly 34% and the broad taxable bond market declined. A hypothetical simple portfolio that tracked the broad U.S. market indexes and started the year with 60% stocks and 40% bonds would have ended with a more aggressive mix of 67% stocks and 33% bonds.

Rebalancing means shifting assets away from areas that have performed well toward those that have fallen behind, to restore the portfolio’s original asset allocation. That isn’t easy or intuitive, but it helps manage risk, because over time, riskier assets tend to grow faster. (For more on this, see Best Practices for Portfolio Rebalancing, at vanguard.com/research.)

You might consider, for example, monitoring your portfolio annually or semiannually and rebalancing when your allocations shift about 5 percentage points from their targets. And be aware of the tax implications.

Keeping your asset allocation from drifting too far off target can help you stay on track with the investment plan you’ve crafted to meet your financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2016

Your Fund’s Performance at a Glance
November 30, 2015, Through May 31, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard California Intermediate-Term
Tax-Exempt Fund
Investor Shares	$11.79	$12.00	$0.157	$0.000
Admiral Shares	11.79	12.00	0.161	0.000
Vanguard California Long-Term Tax-Exempt
Fund
Investor Shares	$12.12	$12.43	$0.208	$0.000
Admiral Shares	12.12	12.43	0.213	0.000

Advisor’s Report

For the six months ended May 31, 2016, Vanguard California Tax-Exempt Money Market Fund returned 0.04%; the average return of peer funds was 0.02%.

Vanguard California Intermediate-Term Tax-Exempt Fund returned 3.12% for Investor Shares and 3.16% for Admiral Shares; Vanguard California Long-Term Tax-Exempt Fund returned 4.30% for Investor Shares and 4.34% for Admiral Shares. Both funds outperformed their state-specific benchmarks and the average return of their peers. The Barclays California Municipal Bond Index was in line with the broad national municipal market (as represented by the Barclays Municipal Bond Index).

The investment environment
As the funds’ fiscal year began, the market expected the Federal Reserve to increase interest rates for the first time in nearly a decade. It did so two weeks later, raising the federal funds target range by a quarter percentage point, to 0.25%–0.5%. The Fed cited considerable improvement in labor market conditions and reasonable confidence that inflation would rise over the medium term to the Fed’s 2% objective. Future rate hikes were expected to be gradual, and the Fed reaffirmed its data-dependent stance.

A global growth scare and steep declines in commodity prices early in 2016, however, ran contrary to expectations and triggered

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2015	2016
2 years	0.72%	0.72%
5 years	1.26	1.09
10 years	2.02	1.66
30 years	2.96	2.45
Source: Vanguard.

a large risk-off move in global financial markets. The Fed began to sound less eager to raise rates as it evaluated how deteriorating economic conditions abroad might impede the United States from reaching the central bank’s employment and inflation targets. Market expectations adjusted down from four rate hikes in 2016 to two.

The U.S. economy grew 1.4% in the fourth quarter of 2015, bringing growth for the calendar year to 2.4%. In 2016, for the third consecutive year, the economy got off to a weak start—this time with 0.8% growth in the first quarter. The still strong U.S. dollar, combined with weaker global economic and financial conditions overall, is believed to be behind the slowdown. But we expect growth to return to about 2% over the coming year.

The employment picture also weakened this spring. After increasing from December through March at an average rate of well over 200,000 jobs per month, nonfarm payrolls grew by about 123,000 in April and only 38,000 in May. As the supply of job-seekers shrank, the national unemployment rate fell to 4.7% in May. Inflation stayed fairly steady, with core inflation year-over-year rising at a 2.0% rate last November and 2.2% in May.

As negative interest rates spread across Europe, and with the Bank of Japan surprising markets in late January by introducing a negative-rate policy for certain deposits, U.S. bonds fared well. Investors also sought higher-quality bonds as a safe harbor from stock market volatility. For the six months, the broad U.S. taxable bond market returned 3.12% and the Barclays U.S. Treasury Index returned 2.92%.

Treasury yields generally rose in anticipation of the Fed’s December rate increase, closing out that month above November levels. Except for the shortest maturities, yields then fell as prospects for global growth and inflation dimmed. With short-term rates inching up, the yield curve (or the difference between the yield of the 30-year and 1-year Treasuries) flattened. At the end of May, the yield of the benchmark 10-year Treasury note stood at 1.85%, down from 2.22% at the end of November.

The Barclays Municipal Bond Index returned 3.42% for the period—half a percentage point more than the broad Treasury index. Some of the most notable outperformance came from long-term munis. Munis’ strength came in part from robust demand; in 2016, municipal bond funds industrywide have experienced net cash inflows every week through May.

Improving credit quality across much of the municipal market boosted demand. Lighter supply also helped: nationwide, tax-exempt bond issuance for the first five months of 2016 was nearly 8% below the year-earlier level. In contrast, issuance increased in California. Much of the supply in the state consisted of refundings, as issuers continued to take advantage of favorable market conditions to lower debt service costs.

In mid-June, after the close of the reporting period, the California State Legislature approved a budget for fiscal 2017, which begins July 1. This marks the sixth consecutive on-time budget approval, after many earlier years of late passage.

In addition to fiscal discipline, California’s financial situation has continued to improve, driven in part by improving state and national economic conditions and a voter-approved tax hike that took effect in 2013. Although revenues dipped below forecasts, the state did not need to issue revenue anticipation notes in fiscal 2016 (for the first time in more than a decade) and does not expect to do so for the new fiscal year.

With drought conditions easing somewhat, thanks to El Niño storms, mandatory statewide restrictions imposed last year on urban water use were suspended in May. We continue, however, to monitor the drought’s impact.

Management of the funds
In both bond funds, we maintained our strategy of favoring longer maturities, which again proved rewarding. For example, in the Intermediate-Term Fund, our sizable stake in bonds maturing in 10–20 years boosted our performance over the benchmark—which is made up of bonds maturing in 10 years or less. We did begin to pull back to a more neutral stance as valuations at the short end of the yield curve normalized and expectations for a slower Fed rate-hike cycle grew.

We still favored some lower-rated (but still investment-grade) bonds, which helped as investors kept reaching for yield. Favoring sectors that tend to offer wider credit spreads, including hospital and university revenue bonds, also helped. Our holdings of local general obligation bonds also performed well; because the state’s GO bonds are heavily represented in the funds’ benchmarks, we consistently underweight them to help ensure proper diversification, investing instead in state GOs and other bonds. And, although California terminated its redevelopment agencies some years ago, they continue to exist to service their bonds—which we have been purchasing and which have performed well for us.

We continued to overweight premium callable bonds, which outperformed. They will remain a core strategy for us, as they would provide some protection to the funds if rates were to rise sharply.

A look ahead
Interest rates are likely to remain range- bound for some time, with the U.S. growth pace setting a floor on how low they can go and weakness in the global economy capping how high they can rise. Given that future Fed hikes depend on economic data at home and abroad, rate volatility may remain elevated. The above-average liquidity in our California funds should position us to take advantage of any buying opportunities that arise from such dislocation.

The Fed left rates unchanged at its May meeting and seems on track to continue tightening at a much slower pace than in previous cycles. That slower pace and possibly a lower terminal short-term interest rate would most likely keep municipal rates below what we’ve seen over the past ten to 15 years.

We are starting the second half of the fiscal year more neutral on duration and yield-curve positioning but will make tactical adjustments as seasonal opportunities arise.

On the money market front, as previously reported, we plan to designate the California Tax-Exempt Money Market Fund as a retail fund, along with all our national and state-specific tax-exempt money market funds—giving investors continued access to these stable-value offerings.

As always, our experienced team of portfolio managers, traders, and credit analysts will seek to add value to the portfolios through security selection by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

John M. Carbone, Principal,
Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager

Vanguard Fixed Income Group

June 20, 2016

California Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2016

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.25%
Average Weighted
Maturity	13 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratio was 0.10%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized six-month expense ratio was 0.16%.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
		CA Tax-Exempt
		Money
		Funds
Fiscal Year	Total Returns	Total Returns
2006	3.24%	2.78%
2007	3.55	3.06
2008	2.21	1.81
2009	0.37	0.17
2010	0.11	0.01
2011	0.07	0.01
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.04	0.02
7-day SEC yield (5/31/2016): 0.25%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Tax-Exempt Money
Market Fund	6/1/1987	0.01%	0.02%	0.86%

See Financial Highlights for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.5%)
California (101.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.400%	6/7/16 LOC	21,700	21,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History Museum)
VRDO	0.400%	6/7/16 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village Apartments)
VRDO	0.400%	6/7/16 LOC	23,300	23,300
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute) VRDO	0.400%	6/7/16 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.430%	6/7/16 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.420%	6/7/16	4,910	4,910
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.430%	6/7/16	3,700	3,700
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.380%	6/7/16 LOC	11,000	11,000
California Community Development Revenue
VRDO	0.360%	6/7/16 LOC	2,200	2,200
1 California Department of Water Resources Water
System Revenue (Central Valley Project) TOB
VRDO	0.420%	6/7/16	4,100	4,100
California Department of Water Resources Water
System Revenue CP	0.430%	6/15/16	20,249	20,249
1 California Educational Facilities Authority
Revenue (California Institute of Technology)
TOB VRDO	0.440%	6/7/16	3,365	3,365
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.390%	6/7/16	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.500%	8/3/16	33,050	33,050
California Educational Facilities Authority
Revenue (Stanford University) CP	0.210%	7/6/16	15,000	15,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (Stanford University) CP	0.470%	9/6/16	23,000	23,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.470%	9/6/16	1,200	1,200
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.420%	6/7/16	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.440%	6/7/16	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.370%	6/7/16	1,000	1,000
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.370%	6/7/16	4,800	4,800
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.400%	6/7/16 LOC	11,050	11,050
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.440%	6/7/16	14,800	14,800
California GO	5.000%	10/1/16	1,200	1,218
California GO CP	0.490%	7/28/16 LOC	6,200	6,200
California GO VRDO	0.260%	6/1/16 LOC	16,485	16,485
California GO VRDO	0.270%	6/1/16 LOC	7,150	7,150
California GO VRDO	0.370%	6/7/16 LOC	15,000	15,000
California GO VRDO	0.380%	6/7/16 LOC	13,470	13,470
California GO VRDO	0.380%	6/7/16 LOC	2,400	2,400
California GO VRDO	0.380%	6/7/16 LOC	17,100	17,100
California GO VRDO	0.380%	6/7/16 LOC	10,500	10,500
California GO VRDO	0.380%	6/7/16 LOC	10,000	10,000
California GO VRDO	0.390%	6/7/16 LOC	20,000	20,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West) VRDO	0.310%	6/1/16 LOC	15,850	15,850
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.360%	6/7/16 LOC	33,850	33,850
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.380%	6/7/16 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.390%	6/7/16 LOC	8,325	8,325
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.390%	6/7/16 LOC	16,445	16,445
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	0.440%	6/7/16	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	0.500%	6/7/16	7,055	7,055
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	0.500%	6/7/16	6,150	6,150
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.600%	12/27/16	36,000	36,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.390%	6/7/16	12,000	12,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.390%	6/7/16	47,000	47,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.360%	6/7/16 LOC	3,250	3,250
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.360%	6/7/16 LOC	5,485	5,485
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.370%	6/7/16 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.390%	6/7/16 LOC	21,795	21,795
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.430%	6/7/16	20,610	20,610
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.430%	6/7/16	13,700	13,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.440%	6/7/16	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.440%	6/7/16	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.440%	6/7/16	9,375	9,375
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.400%	6/7/16 LOC	3,785	3,785
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.400%	6/7/16 LOC	3,030	3,030
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.260%	6/1/16 LOC	8,425	8,425
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History Foundation)
VRDO	0.260%	6/1/16 LOC	17,150	17,150
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History Foundation)
VRDO	0.260%	6/1/16 LOC	12,700	12,700
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.340%	6/1/16 LOC	9,100	9,100
California Infrastructure & Economic
Development Bank Revenue (SRI International)
VRDO	0.450%	6/7/16 LOC	4,100	4,100
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project) VRDO	0.280%	6/1/16	12,200	12,200
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.330%	6/1/16 LOC	4,160	4,160
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.350%	6/1/16 LOC	8,100	8,100
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.350%	6/1/16 LOC	20,300	20,300
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	6,650	6,659
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	13,725	13,743

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California State University Systemwide Revenue
TOB VRDO	0.430%	6/7/16	7,160	7,160
California Statewide Communities Development
Authority Multifamily Housing Revenue (Canyon
Springs Apartments Project) VRDO	0.430%	6/7/16 LOC	11,205	11,205
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.380%	6/7/16 LOC	20,715	20,715
California Statewide Communities Development
Authority Multifamily Housing Revenue (Wilshire
Court Project) VRDO	0.420%	6/7/16 LOC	11,900	11,900
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.280%	6/1/16	3,650	3,650
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.390%	6/7/16 LOC	34,300	34,300
California Statewide Communities Development
Authority Revenue (John Muir Health) VRDO	0.300%	6/1/16 LOC	3,300	3,300
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.450%	7/6/16	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.350%	6/7/16	3,810	3,810
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.350%	6/7/16	1,000	1,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.360%	6/7/16	3,000	3,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.360%	6/7/16	1,200	1,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.360%	6/7/16	13,110	13,110
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.360%	6/7/16	35,560	35,560
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.360%	6/7/16	16,635	16,635
California Statewide Communities Development
Authority Revenue (Scripps Health) VRDO	0.370%	6/7/16 LOC	8,000	8,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.430%	6/7/16	5,770	5,770
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.440%	6/7/16	6,230	6,230
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.420%	6/7/16	2,175	2,175
1 Cerritos CA Community College District GO TOB
VRDO	0.450%	6/7/16	7,845	7,845
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.390%	6/7/16 LOC	7,045	7,045
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.420%	6/7/16 LOC	27,940	27,940
Contra Costa CA Municipal Water District
Revenue	4.000%	10/1/16	3,715	3,758
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.550%	2/12/17	11,000	11,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Cupertino CA Union School District GO TOB
VRDO	0.430%	6/7/16	4,400	4,400
1 Desert CA Community College District GO
TOB VRDO	0.420%	6/7/16	6,000	6,000
1 Desert CA Community College District GO
TOB VRDO	0.450%	6/7/16	7,840	7,840
East Bay CA Municipal Utility District Water
System Revenue CP	0.100%	6/1/16	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.440%	6/3/16	5,000	5,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.410%	6/15/16	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.430%	7/5/16	28,000	28,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.430%	7/7/16	10,700	10,700
East Bay CA Municipal Utility District Water
System Revenue CP	0.440%	8/1/16	10,000	10,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.400%	6/7/16	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.430%	6/7/16	1,595	1,595
3 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.450%	7/11/16	15,700	15,700
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.310%	6/1/16	20,275	20,275
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.380%	6/7/16	18,700	18,700
Elsinore Valley CA Municipal Water District
COP VRDO	0.370%	6/7/16 LOC	9,900	9,900
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.440%	6/7/16 LOC	9,300	9,300
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.430%	6/7/16 LOC	4,250	4,250
Evergreen CA School District Election GO	2.000%	8/1/16	2,250	2,256
Fremont CA COP VRDO	0.390%	6/7/16 LOC	13,980	13,980
Fremont CA COP VRDO	0.390%	6/7/16 LOC	7,740	7,740
Fremont CA COP VRDO	0.390%	6/7/16 LOC	26,165	26,165
Fresno CA Unified School District GO	2.000%	8/1/16	1,145	1,148
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.300%	6/1/16 LOC	2,600	2,600
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.300%	6/1/16 LOC	8,435	8,435
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.300%	6/1/16 LOC	9,700	9,700
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.300%	6/1/16 LOC	3,978	3,978
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.300%	6/1/16 LOC	4,992	4,992
3 Irvine CA Ranch Water District Revenue PUT	0.480%	3/17/17	4,400	4,400
3 Irvine CA Ranch Water District Revenue PUT	0.480%	3/17/17	8,300	8,300
Irvine CA Ranch Water District Revenue VRDO	0.310%	6/1/16 LOC	21,550	21,550

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.300%	6/1/16 LOC	1,800	1,800
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.310%	6/1/16 LOC	15,816	15,816
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.310%	6/1/16 LOC	13,175	13,175
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax Revenue
VRDO	0.310%	6/1/16 LOC	14,800	14,800
LA CAP CP	0.410%	6/23/16 LOC	16,000	16,000
LA CAP CP	0.450%	7/8/16 LOC	7,290	7,290
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue (Richards
Manor) VRDO	0.430%	6/7/16 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.420%	6/7/16	4,000	4,000
1 Los Angeles CA Community College District GO
TOB VRDO	0.440%	6/7/16	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.410%	6/7/16 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.410%	6/7/16	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.430%	6/7/16	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.430%	6/7/16	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.440%	6/7/16	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.460%	6/7/16	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.460%	6/7/16	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.460%	6/7/16	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.480%	6/7/16	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.480%	6/7/16	7,980	7,980
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/16	7,050	7,072
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.420%	6/7/16	6,200	6,200
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.420%	6/7/16	1,150	1,150
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.420%	6/7/16	13,375	13,375
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.430%	6/7/16	7,495	7,495
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.440%	6/7/16	10,900	10,900
Los Angeles CA Department of Water &
Power Revenue VRDO	0.270%	6/1/16	3,800	3,800

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue VRDO	0.280%	6/1/16	33,900	33,900
Los Angeles CA Department of Water &
Power Revenue VRDO	0.280%	6/1/16	10,000	10,000
Los Angeles CA Department of Water &
Power Revenue VRDO	0.360%	6/7/16	10,300	10,300
Los Angeles CA Department of Water &
Power Revenue VRDO	0.360%	6/7/16	25,200	25,200
Los Angeles CA Department of Water &
Power Revenue VRDO	0.370%	6/7/16	28,550	28,550
Los Angeles CA Department of Water &
Power Revenue VRDO	0.370%	6/7/16	18,600	18,600
Los Angeles CA Department of Water &
Power Revenue VRDO	0.380%	6/7/16	14,000	14,000
Los Angeles CA Department of Water &
Power Revenue VRDO	0.390%	6/7/16	4,200	4,200
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.430%	6/7/16	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.480%	6/7/16	2,220	2,220
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.440%	6/7/16 LOC	6,595	6,595
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.450%	6/7/16 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.460%	6/1/16 LOC	5,000	5,000
Los Angeles CA Unified School District GO	3.000%	7/1/16	2,000	2,005
Los Angeles CA Unified School District GO	4.000%	7/1/16	3,750	3,761
Los Angeles CA Unified School District GO	4.750%	7/1/16 (Prere.)	6,340	6,363
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	3,000	3,011
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,000	1,004
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,205	2,214
1 Los Angeles CA Unified School District GO TOB
VRDO	0.430%	6/7/16	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.430%	6/7/16	9,995	9,995
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.430%	6/7/16	7,500	7,500
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.420%	6/7/16 LOC	6,325	6,325
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	6/1/16	7,500	7,500
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	6/1/16	5,500	5,500
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.430%	6/7/16	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.300%	6/1/16 LOC	12,515	12,515
Metropolitan Water District of Southern
California Revenue VRDO	0.290%	6/1/16	11,900	11,900
Metropolitan Water District of Southern
California Revenue VRDO	0.360%	6/7/16	34,645	34,645
Metropolitan Water District of Southern
California Revenue VRDO	0.360%	6/7/16	17,200	17,200

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Water District of Southern
California Revenue VRDO	0.360%	6/7/16	24,450	24,450
Metropolitan Water District of Southern
California Revenue VRDO	0.380%	6/7/16	14,775	14,775
Modesto CA Water Revenue VRDO	0.390%	6/7/16 LOC	10,260	10,260
1 Mountain View-Whisman CA School District
GO TOB VRDO	0.420%	6/7/16	4,800	4,800
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.480%	6/7/16 LOC	16,200	16,200
1 Nuveen California Dividend Advantage Municipal
Fund 2 VRDP VRDO	0.510%	6/7/16 LOC	30,000	30,000
1 Nuveen California Dividend Advantage Municipal
Fund 3 VRDP VRDO	0.520%	6/7/16 LOC	78,900	78,900
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.510%	6/7/16 LOC	12,000	12,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.520%	6/7/16 LOC	24,000	24,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.520%	6/7/16 LOC	20,800	20,800
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.520%	6/7/16 LOC	41,600	41,600
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	0.520%	6/7/16 LOC	40,900	40,900
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.460%	6/7/16 LOC	39,500	39,500
Orange County CA Apartment Development
Revenue VRDO	0.400%	6/7/16 LOC	9,550	9,550
Palo Alto CA Unified School District GO	4.000%	8/1/16	11,000	11,065
1 Peralta CA Community College District Revenue
TOB VRDO	0.440%	6/7/16	19,645	19,645
1 Regents of the University of California Revenue
TOB VRDO	0.410%	6/7/16	5,125	5,125
1 Regents of the University of California Revenue
TOB VRDO	0.430%	6/7/16	3,495	3,495
1 Regents of the University of California Revenue
TOB VRDO	0.430%	6/7/16	6,000	6,000
1 Regents of the University of California Revenue
TOB VRDO	0.440%	6/7/16	4,377	4,377
Riverside CA COP VRDO	0.400%	6/7/16 LOC	26,400	26,400
Riverside CA Electric Revenue VRDO	0.390%	6/7/16 LOC	40,475	40,475
Riverside County CA Revenue (Teeter)	2.000%	10/12/16	10,000	10,052
Riverside County CA Transportation Commission
Sales Tax Revenue CP	0.440%	7/7/16 LOC	4,000	4,000
Riverside County CA Transportation Commission
Sales Tax Revenue VRDO	0.370%	6/7/16	18,800	18,800
Riverside County CA Transportation Commission
Sales Tax Revenue VRDO	0.370%	6/7/16	1,300	1,300
Sacramento CA Municipal Utility District
Revenue CP	0.400%	6/1/16 LOC	20,000	20,000
Sacramento CA Municipal Utility District
Revenue CP	0.500%	6/1/16 LOC	15,000	15,000
Sacramento CA Municipal Utility District
Revenue VRDO	0.390%	6/7/16 LOC	1,960	1,960

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Municipal Utility District
Revenue VRDO	0.400%	6/7/16 LOC	13,700	13,700
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.390%	6/7/16	86,400	86,400
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.420%	6/7/16 LOC	9,800	9,800
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.450%	6/7/16 LOC	12,300	12,300
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	2,500	2,500
1 San Bernardino CA Community College District
GO TOB VRDO	0.420%	6/7/16	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.430%	6/7/16	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	0.400%	6/7/16	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.450%	6/7/16	3,290	3,290
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments Project)
VRDO	0.420%	6/7/16 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.420%	6/7/16 LOC	20,440	20,440
1 San Diego CA Public Facilities Financing Authority
Sewer Revenue TOB VRDO	0.430%	6/7/16	4,210	4,210
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.430%	6/7/16	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.370%	6/7/16	14,745	14,745
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.380%	6/7/16	64,230	64,230
San Diego County CA Water Authority Revenue	5.000%	7/1/16	14,265	14,265
San Diego County CA Water Authority Revenue
(Extendible) CP	0.450%	2/5/17	7,500	7,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.550%	2/6/17	12,500	12,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.420%	6/7/16	10,100	10,100
San Diego County CA Water Authority
Revenue CP	0.500%	6/1/16	2,500	2,500
San Diego County CA Water Authority
Revenue CP	0.420%	6/22/16	10,000	10,000
San Diego County CA Water Authority
Revenue CP	0.460%	7/12/16	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue TOB VRDO	0.430%	6/7/16	9,900	9,900
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue TOB VRDO	0.430%	6/7/16	3,335	3,335
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/16	3,700	3,707

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.380%	6/7/16 LOC	10,185	10,185
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.390%	6/7/16 LOC	40,255	40,255
San Francisco CA City & County GO	2.000%	6/15/16	10,000	10,007
San Francisco CA City & County International
Airport Revenue CP	0.520%	9/7/16 LOC	10,000	10,000
San Francisco CA City & County International
Airport Revenue VRDO	0.360%	6/7/16 LOC	6,500	6,500
San Francisco CA City & County International
Airport Revenue VRDO	0.380%	6/7/16 LOC	24,700	24,700
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.440%	6/22/16	10,000	10,000
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.430%	6/7/16	20,000	20,000
San Francisco CA City & County Redevelopment
Agency Multifamily Housing Revenue (Third &
Mission Streets) VRDO	0.410%	6/7/16 LOC	55,100	55,100
1 San Joaquin Delta CA Community College
District GO TOB VRDO	0.500%	6/7/16	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.420%	6/7/16 LOC	15,600	15,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.450%	6/7/16 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.420%	6/7/16	6,000	6,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.460%	6/7/16	7,310	7,310
1 Santa Monica CA Community College District
GO TOB VRDO	0.420%	6/7/16	1,200	1,200
Santa Monica-Malibu CA Unified School District
GO	2.000%	7/1/16	3,860	3,865
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.360%	6/7/16 LOC	3,500	3,500
Southern California Public Power Authority
Revenue VRDO	0.380%	6/7/16 LOC	22,600	22,600
1 Sweetwater CA Unified School District GO
TOB VRDO	0.430%	6/7/16 (13)	2,845	2,845
Turlock CA Irrigation District Revenue CP	0.440%	6/8/16 LOC	6,000	6,000
1 University of California Revenue TOB VRDO	0.430%	6/7/16	3,400	3,400
1 University of California Revenue TOB VRDO	0.430%	6/7/16	3,040	3,040
University of California Revenue VRDO	0.360%	6/7/16	9,000	9,000
University of California Revenue VRDO	0.390%	6/7/16	104,250	104,250
West Valley-Mission CA Community College
District GO	5.000%	8/1/16 (Prere.)	1,435	1,446
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.390%	6/7/16 LOC	31,775	31,775
Westlands CA Water District COP VRDO	0.410%	6/7/16 LOC	20,795	20,795
Total Tax-Exempt Municipal Bonds (Cost $3,272,541)				3,272,541

California Tax-Exempt Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.5%)
Other Assets
Investment in Vanguard	267
Receivables for Investment Securities Sold	1,495
Receivables for Accrued Income	3,071
Receivables for Capital Shares Issued	9,821
Other Assets	6,828
Total Other Assets	21,482
Liabilities
Payables for Investment Securities Purchased	(56,490)
Payables for Capital Shares Redeemed	(6,683)
Payables for Distributions	(28)
Payables to Vanguard	(7,018)
Total Liabilities	(70,219)
Net Assets (100%)
Applicable to 3,223,033,130 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,223,804
Net Asset Value Per Share	$1.00

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,223,669
Undistributed Net Investment Income	3
Accumulated Net Realized Gains	132
Net Assets	3,223,804

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $751,352,000, representing 23.3% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	3,093
Total Income	3,093
Expenses
The Vanguard Group—Note B
Investment Advisory Services	361
Management and Administrative	1,797
Marketing and Distribution	469
Custodian Fees	19
Shareholders’ Reports	20
Trustees’ Fees and Expenses	1
Total Expenses	2,667
Expense Reduction—Note B	(1,001)
Net Expenses	1,666
Net Investment Income	1,427
Realized Net Gain (Loss) on Investment Securities Sold	136
Net Increase (Decrease) in Net Assets Resulting from Operations	1,563

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,427	346
Realized Net Gain (Loss)	136	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,563	340
Distributions
Net Investment Income	(1,424)	(346)
Realized Capital Gain	—	—
Total Distributions	(1,424)	(346)
Capital Share Transactions (at $1.00 per share)
Issued	1,067,333	2,229,455
Issued in Lieu of Cash Distributions	1,341	331
Redeemed	(1,235,633)	(2,424,734)
Net Increase (Decrease) from Capital Share Transactions	(166,959)	(194,948)
Total Increase (Decrease)	(166,820)	(194,954)
Net Assets
Beginning of Period	3,390,624	3,585,578
End of Period[1]	3,223,804	3,390,624
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.0001	.0001	.0001	.0003	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0004	.0001	.0001	.0001	.0003	.001
Distributions
Dividends from Net Investment Income	(.0004)	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0004)	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.01%	0.01%	0.01%	0.03%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,224	$3,391	$3,586	$3,872	$3,813	$4,131
Ratio of Expenses to
Average Net Assets[2]	0.10%	0.06%	0.07%	0.11%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.09%	0.01%	0.01%	0.01%	0.03%	0.07%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16%, 0.16%, 0.16%, 0.16%, 0.16%, and 0.17%.
See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

California Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $267,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2016, Vanguard’s expenses were reduced by $1,001,000 (an effective annual rate of 0.06% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCAIX	VCADX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.25%	1.33%

Financial Attributes

		Barclays
		Muni	Barclays
		CA IT	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	2,625	1,663	48,863

Yield to Maturity
(before expenses)	1.5%	1.3%	1.8%

Average Coupon	4.4%	4.8%	4.8%

Average Duration	5.0 years	4.9 years	5.8 years

Average Stated
Maturity	9.2 years	7.4 years	13.0 years

Short-Term
Reserves	3.0%	—	—

Volatility Measures
	Barclays Muni	Barclays
	CA IT	Municipal
	Bond Index	Bond Index
R-Squared	0.93	0.97
Beta	1.05	0.92
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	4.6%
1 - 3 Years	10.3
3 - 5 Years	13.3
5 - 10 Years	26.7
10 - 20 Years	44.5
20 - 30 Years	0.6

Distribution by Credit Quality (% of portfolio)
AAA	6.6%
AA	73.3
A	12.9
BBB	4.8
BB	0.3
B	0.3
Not Rated	1.8

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Investment Focus

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
				Barclays Muni
				CA IT
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.12%	1.28%	5.40%	5.07%
2007	3.99	-1.53	2.46	3.84
2008	3.79	-6.50	-2.71	1.84
2009	4.19	6.37	10.56	9.03
2010	3.79	0.64	4.43	6.89
2011	3.88	2.29	6.17	6.79
2012	3.52	6.62	10.14	9.08
2013	3.12	-5.03	-1.91	-1.15
2014	3.23	4.06	7.29	6.12
2015	2.85	0.08	2.93	2.85
2016	1.34	1.78	3.12	2.53
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	4.08%	5.54%	3.61%	0.94%	4.55%
Admiral Shares	11/12/2001	4.17	5.63	3.69	0.94	4.63

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
California (100.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	817
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,388
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,173
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,192
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,229
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,543
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	967
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	655
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,192
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,495
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,582
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,190
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,184
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,113

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,900
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,039
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	22,133
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,196
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,192
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,110
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	325
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	426
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	457
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	493
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	624
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	829
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,396
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,195
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,693
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	592
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	619
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/27 (15)	750	909
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/28 (15)	1,000	1,207
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/30 (15)	1,680	2,019

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/31 (15)	1,640	1,964
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/32 (15)	3,000	3,578
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/33 (15)	2,375	2,825
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (ETM)	4,655	4,645
Alameda CA Corridor Transportation Authority
Revenue	5.250%	10/1/17 (Prere.)	2,000	2,122
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	3,805	4,045
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	300	290
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	14,290	13,560
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	14,065	13,050
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,678
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,364
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,665
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	1,855	2,232
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,145	1,318
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,672
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,160	1,433
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	1,260	1,574
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	18,469
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,298
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	11,000	13,235
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	9,700	11,613
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	6,000	7,165
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,521
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	10,211
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,627
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,540

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/22 (15)	500	608
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/23 (15)	800	989
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/24 (15)	1,000	1,251
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/25 (15)	1,000	1,267
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,674
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,657
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	2,765	2,867
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	2,910	3,017
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	3,235	3,354
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	4/1/17 (Prere.)	3,405	3,531
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/21 (14)	1,660	1,719
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/22 (14)	1,750	1,809
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/24 (14)	1,940	2,004
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/25 (14)	2,045	2,112
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.250%	10/1/30	5,585	6,527
Anaheim CA Public Financing Authority Revenue
(Electric System)	4.000%	10/1/31	12,000	13,151
Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	8,029
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,167
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,110
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,708
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.500%	4/1/18 (Prere.)	3,875	4,213
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	83
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	12,715
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,521
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	6,052
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,992
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,378
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,653

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	20,056
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,486
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	19,316
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	9,162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.219%	8/1/17	27,550	27,594
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,567
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	14,275	14,390
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,588
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,459
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.100%	4/1/21	20,500	20,368
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	35,007
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.300%	5/1/23	19,000	18,789
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.300%	5/1/23	4,350	4,302
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/1/24	6,100	6,064
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,515
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,209
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/24 (4)	1,000	1,240
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/25 (4)	1,430	1,767
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/26 (4)	2,000	2,451
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/27 (4)	2,375	2,892
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/29 (4)	1,240	1,496
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/30 (4)	750	902
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/32 (4)	3,790	3,918
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/23	400	497
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/24	500	632
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/25	500	625

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,891
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,193
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,298
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,378
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,431
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,879
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,499
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,650	9,843
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,168
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,850
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,618
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	9,987
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	26,007
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	1,380	1,466
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	28,585	30,932
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	2,720	2,943
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	11,346
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	18,385	19,870
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	1,956
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	21,923
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,360
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,747
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,576
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,250	21,054
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	23,890	27,561
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,900	2,191
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	11,415	12,325

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,000	17,792
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,710
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,594
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,110	4,730
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,565	1,688
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,190	4,519
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,560	38,290
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,395	5,819
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,000	1,079
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	4,905	5,325
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	8,280	8,989
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19	4,350	4,966
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	7,960	9,080
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/20	1,250	1,469
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	2,905	3,439
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	3,355	3,971
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	3,455	4,090
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/20 (Prere.)	1,850	2,190
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21	5,645	6,811
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/22	6,000	7,404
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/23	10,000	12,586
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24	95	103
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24	9,500	12,143
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	285	309
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	1,950	2,475
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/27	840	958
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/27	4,060	5,125

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/27	995	1,177
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	3,350	3,984
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/28	1,150	1,369
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	8,255	10,074
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	3,530	4,184
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/29	1,185	1,399
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/30	2,720	3,206
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/31	3,910	4,598
1 California Department of Water Resources Water
System Revenue (Central Valley Project) PUT	0.700%	12/1/17	17,000	16,942
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	16,280	16,341
California Economic Recovery GO	5.000%	7/1/18 (ETM)	23,110	25,167
California Economic Recovery GO	5.000%	7/1/18 (ETM)	6,660	7,253
2 California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	49,272
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	36,415
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	32,709
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	18,755
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,174
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,153
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	906
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,190	1,374
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	2,113
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,260
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,241
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,000	1,297
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/27	700	898
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,750	2,199
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,345
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,489
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	4,040
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,758

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	400
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	869
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,348
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	429
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,249
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	290
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	221
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	339
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	174
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	154
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	163
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	435
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	333
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	318
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,000	1,233
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,227
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,891
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,198
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,100	3,760
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,000	6,492
California Educational Facilities Authority
Revenue (University of Southern California)	4.500%	10/1/33	6,115	6,416
3 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.440%	6/7/16	614	614
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	2,046
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,478
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,563
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,286
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	3,101

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,903
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,236
California GO	4.000%	9/1/16	15,000	15,132
California GO	5.000%	9/1/16 (Prere.)	12,120	12,256
California GO	5.000%	10/1/16 (Prere.)	12,500	12,687
California GO	5.000%	10/1/16	11,875	12,054
California GO	5.000%	10/1/16 (Prere.)	14,800	15,021
California GO	5.000%	10/1/16	8,000	8,120
California GO	4.500%	12/1/16 (Prere.)	1,110	1,132
California GO	5.000%	12/1/16	1,200	1,227
California GO	5.000%	4/1/17	11,000	11,400
California GO	6.000%	4/1/17 (2)	680	711
1 California GO	1.150%	5/1/17	1,000	1,002
California GO	4.000%	9/1/17	1,375	1,433
California GO	5.250%	2/1/18 (14)	8,000	8,595
California GO	6.000%	2/1/18 (2)	6,240	6,786
California GO	5.000%	3/1/18	1,850	1,986
California GO	5.500%	4/1/18	29,250	31,763
1 California GO	1.300%	5/1/18	9,230	9,286
California GO	5.000%	8/1/18	1,895	1,950
California GO	5.000%	8/1/18	1,065	1,161
California GO	5.000%	9/1/18	5,200	5,684
California GO	5.000%	10/1/18	14,095	15,452
California GO	5.000%	10/1/18	20,000	21,925
California GO	2.000%	11/1/18	16,545	17,006
California GO	5.000%	2/1/19	4,715	5,221
California GO	5.500%	4/1/19	11,245	12,675
California GO	5.000%	8/1/19	35,445	39,906
California GO	5.000%	8/1/19	25,000	28,147
California GO	4.000%	9/1/19	2,100	2,304
California GO	5.000%	9/1/19	5,000	5,645
California GO	5.000%	9/1/19	9,000	10,161
California GO	5.000%	10/1/19	21,000	23,773
California GO	2.000%	11/1/19	6,695	6,926
California GO	5.000%	2/1/20	2,950	3,369
California GO	5.250%	2/1/20	7,500	8,633
California GO	5.000%	3/1/20	19,535	22,368
California GO	5.000%	8/1/20	14,890	15,324
California GO	5.000%	9/1/20	9,970	11,586
California GO	5.000%	9/1/20	3,690	4,288
California GO	5.000%	9/1/20	6,000	6,972
California GO	5.000%	10/1/20	5,555	6,472
California GO	5.250%	10/1/20	4,500	5,141
California GO	5.000%	11/1/20	47,795	55,824
California GO	5.000%	2/1/21	2,000	2,346
California GO	5.000%	3/1/21	2,250	2,584
California GO	5.000%	4/1/21	2,240	2,639
California GO	5.500%	4/1/21	2,000	2,256
California GO	5.000%	9/1/21	13,700	16,302
California GO	5.000%	9/1/21	1,310	1,559
California GO	5.000%	9/1/21	9,800	11,661
California GO	5.000%	10/1/21	2,575	3,069

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	11/1/21	2,820	3,367
California GO	5.000%	2/1/22	8,125	9,753
California GO	5.000%	2/1/22	1,185	1,422
California GO	5.000%	4/1/22	4,550	5,484
California GO	5.000%	9/1/22	12,710	15,464
California GO	5.000%	9/1/22	10,000	12,167
California GO	5.250%	9/1/22	17,400	21,430
California GO	5.000%	10/1/22	15,000	18,284
California GO	5.000%	11/1/22	31,890	38,944
California GO	5.000%	2/1/23	15,000	18,376
California GO	5.000%	2/1/23	15,880	19,197
California GO	5.000%	9/1/23	7,000	8,584
California GO	5.000%	9/1/23	10,000	12,406
California GO	5.250%	9/1/23	2,455	2,966
California GO	5.000%	10/1/23	12,450	15,472
California GO	5.000%	10/1/23	3,135	3,896
California GO	5.000%	11/1/23	20,000	24,898
California GO	5.000%	12/1/23	7,500	7,982
California GO	5.000%	2/1/24	11,000	13,525
California GO	5.000%	3/1/24	3,000	3,437
California GO	5.000%	8/1/24	10,100	10,390
California GO	5.000%	8/1/24	1,000	1,259
California GO	5.000%	9/1/24	10,000	12,268
California GO	5.000%	9/1/24	1,000	1,261
California GO	5.000%	10/1/24	11,420	12,291
California GO	5.000%	10/1/24	13,440	13,647
California GO	5.000%	10/1/24	8,725	11,021
California GO	5.000%	11/1/24	5,000	5,855
California GO	5.000%	12/1/24	15,500	19,439
California GO	5.000%	12/1/24	2,000	2,128
California GO	5.000%	2/1/25	12,940	15,579
California GO	5.125%	3/1/25	2,100	2,258
California GO	5.000%	8/1/25	18,525	19,053
California GO	5.000%	9/1/25	2,110	2,623
California GO	5.000%	9/1/25	2,185	2,670
California GO	5.000%	9/1/25	1,500	1,640
California GO	5.000%	9/1/25	4,000	5,102
California GO	5.000%	10/1/25	8,490	9,138
California GO	5.000%	10/1/25	13,865	17,046
California GO	5.000%	11/1/25	1,500	1,754
California GO	5.000%	11/1/25	14,125	17,671
California GO	5.000%	12/1/25	21,015	22,346
California GO	5.000%	3/1/26	5,000	5,718
California GO	5.000%	3/1/26	4,540	4,540
California GO	5.000%	4/1/26	27,480	29,545
California GO	5.000%	9/1/26	2,500	2,730
California GO	5.000%	9/1/26	5,500	7,085
California GO	5.000%	11/1/26	7,500	8,765
California GO	5.000%	4/1/27	24,285	26,096
California GO	5.750%	4/1/27	31,455	35,694
California GO	4.500%	8/1/27	8,145	8,345
California GO	5.000%	9/1/27	5,500	6,002
California GO	5.000%	10/1/27	13,875	16,894
California GO	5.250%	10/1/27	5,000	6,017

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.750%	4/1/28	30,000	34,061
California GO	4.500%	8/1/28 (11)	3,375	3,459
California GO	5.000%	8/1/28	6,415	8,003
California GO	4.000%	9/1/28	7,000	8,176
California GO	5.000%	9/1/28	17,500	19,090
California GO	5.250%	9/1/28	6,000	7,189
California GO	5.250%	2/1/29	2,790	3,348
California GO	5.000%	9/1/29	16,000	17,450
California GO	5.000%	9/1/29	6,000	7,103
California GO	5.000%	10/1/29	10,245	11,003
California GO	4.500%	12/1/29	2,525	2,980
California GO	5.250%	3/1/30	20,000	23,097
California GO	5.000%	5/1/30	13,870	17,035
California GO	4.500%	8/1/30	3,100	3,175
California GO	5.000%	9/1/30	10,180	11,079
California GO	5.000%	9/1/30	10,000	11,810
California GO	5.000%	9/1/30	9,100	11,276
California GO	5.250%	9/1/30	5,000	6,230
California GO	5.000%	10/1/30	5,800	7,186
California GO	5.000%	12/1/30	3,760	4,622
California GO	5.750%	4/1/31	37,030	42,076
California GO	5.000%	5/1/31	13,000	15,917
California GO	5.000%	8/1/31	10,000	12,216
California GO	5.250%	8/1/31	5,755	7,265
California GO	5.000%	9/1/31	7,000	8,256
California GO	5.000%	10/1/31	5,500	6,794
California GO	5.000%	12/1/31	6,000	7,389
California GO	5.000%	12/1/31	6,500	7,938
California GO	5.000%	2/1/32	2,540	2,997
California GO	5.000%	8/1/32	5,000	6,142
California GO	5.250%	8/1/32	2,000	2,515
California GO	5.000%	10/1/32	23,500	28,927
California GO	4.500%	12/1/32 (14)	1,210	1,234
California GO	5.000%	12/1/32	7,000	7,443
California GO	5.000%	2/1/33	1,750	2,061
California GO	5.000%	2/1/33	1,760	2,112
California GO	5.000%	3/1/33	3,395	4,127
California GO	6.000%	3/1/33	12,000	14,222
California GO	5.125%	4/1/33	6,550	7,040
California GO	6.500%	4/1/33	22,715	26,279
California GO	5.000%	8/1/33	1,500	1,834
California GO	5.000%	9/1/33	3,830	4,659
California GO	5.000%	12/1/33	3,120	3,786
California GO	5.000%	10/1/34	9,200	11,245
California GO	5.000%	8/1/35	10,000	12,164
California GO	5.000%	9/1/35	9,805	12,119
California GO	5.000%	9/1/36	10,675	13,151
California GO PUT	4.000%	12/1/16	22,925	22,925
1 California GO PUT	1.135%	12/3/18	1,000	1,003
California GO PUT	3.000%	12/1/19	52,000	54,991
California GO PUT	4.000%	12/1/21	21,905	24,685
3 California GO TOB VRDO	0.440%	6/7/16 (4)	5,700	5,700
California GO VRDO	0.250%	6/1/16 LOC	5,435	5,435
California GO VRDO	0.260%	6/1/16 LOC	7,800	7,800

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO VRDO	0.260%	6/1/16 LOC	8,700	8,700
California GO VRDO	0.270%	6/1/16 LOC	5,450	5,450
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,890
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,400
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,205	24,876
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist Homes)	5.000%	7/1/16 (Prere.)	1,740	1,746
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	239
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,126
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,447
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,496
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,495
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,771
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,567
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,798
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	4,880
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.450%	6/7/16 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	1,640	1,655
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,127
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,433
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,379
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,905	8,765
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	9,055
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,600	1,985
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	4,068
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,587
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,366
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,276

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)
PUT	2.200%	7/1/17	5,255	5,290
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,878
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,285
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	735
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	334
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	527
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,045
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	910
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	370
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	947
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	910
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	844
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,678
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,815
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	2,042
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,682
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	14,661
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	4,084
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,306
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,900
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,604
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,197
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,621
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	7,018
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,078
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,863

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,796
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,689
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.510%	6/7/16 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/19	500	549
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	800	958
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	470	560
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	500	612
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	350	427
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/23	300	373
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/30	1,655	2,084
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/31	1,300	1,630
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/32	1,500	1,873
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/33	1,610	2,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/34	1,500	1,647
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	80	81
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	0.440%	6/7/16	1,665	1,665
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,050
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	520
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	940
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,451

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,650
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,135
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,030
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,172
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,202
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,621
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,946
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	6,025
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,973
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/17	380	398
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	364
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	345
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	548
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	210
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	458
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	626
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	927
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,067
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	1,033
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,043
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,417

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,511
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,251
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,336
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,246
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,849
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	6,039
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,993
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,749
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/20	500	573
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	7,287
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,865	3,340
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,659
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,286
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	884
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	992
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,367
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,155
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,961
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,389
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,414
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	1,250	1,323
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,420
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,262
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,580
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,216
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,351
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,262

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,556
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,522
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	603
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,329
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	246
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	375
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	507
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	513
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,650
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	508
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	400	502
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	625
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,642
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	6,031
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	25	25
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,718
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,252
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,497
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/27	7,765	10,023
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	4,600	5,908
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/20	1,000	1,164
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/21	800	954
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/29	1,500	1,840
3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.480%	6/1/16 (ETM)	35,455	35,455

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,781
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.065%	8/1/18	6,000	6,131
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.680%	4/1/18	1,500	1,491
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.680%	4/2/18	22,470	22,333
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History Foundation)
VRDO	0.260%	6/1/16 LOC	4,100	4,100
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.270%	6/1/16 LOC	10,265	10,265
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.270%	6/1/16 LOC	5,800	5,800
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,792
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,044
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,149
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,610	18,423
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	653
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	478
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,152
California Municipal Finance Authority Multifamily
Housing Revenue (Copper Square Apartments)
VRDO	0.410%	6/7/16 LOC	750	750
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,903
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,821
1 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.900%	4/2/18	6,000	5,971

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,449
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,726
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,905
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,579
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,960
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,478
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,158
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,511
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,580
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,421
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,256
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,154
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,177
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,193
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	606
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	797
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	851
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	723
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	898
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,260
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	4,095

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,291
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,480
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,690
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,623
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/23	1,000	1,125
1 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.500%	11/1/16	5,000	5,002
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,905	1,905
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,483
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,622
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.330%	6/1/16 LOC	11,200	11,200
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.350%	6/1/16 LOC	1,200	1,200
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	3,842
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,573
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,629
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,810
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	15,072
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,721
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,639
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,390
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,827
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,920
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,350
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,427
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,925	3,711
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	6,076

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,371
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	6,059
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	6,203
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	6,038
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,709
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	28,546
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,729
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	7,044
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,837
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	480
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,810
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,879
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,821
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,367
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,441
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,960
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	3,002
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,971
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,812
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,964
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,865
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,351
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,975
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,515
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,387
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,188
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	11,363

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,763
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,715
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,758
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,869
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,001
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,494
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,175
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,548
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,328
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,220
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,670
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,670
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,830
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,461
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,516
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,003
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,213
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,451
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,343
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	5,272
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,406
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,532
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,959
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,967
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,763
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,633
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,850

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	8,250	8,927
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	11,225	12,147
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	12,125	13,121
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	4,840	5,237
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	7,410	8,019
California State University Systemwide Revenue	5.000%	11/1/18	2,200	2,420
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,959
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,631
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,612
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,951
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,840
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,759
California State University Systemwide Revenue	5.000%	11/1/23	5,605	7,000
California State University Systemwide Revenue	5.000%	11/1/23	3,705	4,627
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,470
California State University Systemwide Revenue	5.000%	11/1/24	440	474
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,726
California State University Systemwide Revenue	5.000%	11/1/25	1,000	1,289
California State University Systemwide Revenue	5.000%	11/1/25	595	641
California State University Systemwide Revenue	5.000%	11/1/26	2,000	2,577
California State University Systemwide Revenue	5.000%	11/1/26	405	436
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,541
California State University Systemwide Revenue	5.000%	11/1/27	160	172
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,811
California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,298
California State University Systemwide Revenue	5.000%	11/1/28	5,000	6,255
California State University Systemwide Revenue	4.000%	11/1/29	3,900	4,348
California State University Systemwide Revenue	5.000%	11/1/29	16,585	20,927
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,660
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	270
California State University Systemwide Revenue	5.000%	11/1/30	2,000	2,517
California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,546
California State University Systemwide Revenue	5.000%	11/1/31	14,000	17,532
California State University Systemwide Revenue	5.000%	11/1/31	8,900	11,044
California State University Systemwide Revenue	5.000%	11/1/32	12,895	15,975
California State University Systemwide Revenue	5.000%	11/1/32	5,000	6,236
California State University Systemwide Revenue	5.000%	11/1/33	5,775	7,127
California State University Systemwide Revenue	5.000%	11/1/33	10,000	12,442
California State University Systemwide Revenue	4.000%	11/1/34	9,875	11,132
California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,139
California State University Systemwide Revenue	4.000%	11/1/35	8,875	9,971
California State University Systemwide Revenue	5.000%	11/1/35	13,205	16,208
California State University Systemwide Revenue	5.000%	11/1/35	5,975	7,321
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,694
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	26,396
California State University Systemwide Revenue
PUT	4.000%	11/1/23	8,000	9,244
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	5.500%	7/1/31	6,320	6,640
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,517

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	725	765
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,102
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,751
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,911
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	356
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	466
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	539
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	824
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,786
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,815
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,231
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	952
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,889
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	6,090
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,458
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,451
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	301
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	283
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	244
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	237

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	241
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	490
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	622
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	2,028
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,094
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,976
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/16	750	758
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	774
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	264
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	413
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	116
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	394
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	458
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	343
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	376
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	441
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	400
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	916

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,594
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	850
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,010	1,217
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	13,182
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,200
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	2,022
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/22	4,130	4,135
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System - St. Francis Medical Center)	5.500%	7/1/25	1,535	1,537
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System)	5.500%	7/1/24	10,865	10,879
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	3,110
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,020	4,979
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,896
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,845
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,214
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	656
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	576
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	771
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,802
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	543

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	1,035	1,039
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	560
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	373
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	323
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	299
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	789
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	925
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	971
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,204
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,389
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,566
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,555
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,392
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,708
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,446
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,925
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,334
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,561

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	10,000	10,069
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,234
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,470
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	8,975	9,492
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/26	1,735	2,048
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	4,100	4,823
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	4,155	4,787
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	4,000	4,555
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/31	2,695	3,068
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	5,000	5,619
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	3.000%	8/15/17	1,250	1,285
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/20	1,400	1,619
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,462
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/21	1,000	1,186
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/22	750	908
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/23	500	618
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,334
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/24	760	951
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/25	1,000	1,270

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/26	1,000	1,284
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/27	1,000	1,279
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/28	750	962
California Statewide Communities Development
Authority Revenue (St. Joseph Health System)	4.500%	7/1/18 (4)	5,780	5,976
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	599
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	583
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,285
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,768
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,985
3 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.440%	6/7/16	35,963	35,963
California Statewide Communities Development
Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,170	1,177
California Statewide Communities Development
Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	2,600	2,619
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,332
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	4.000%	5/15/17	4,675	4,818
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/17 (ETM)	1,800	1,875
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/18	765	825
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/18	1,000	1,078
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,474
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	556
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	570

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	961
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,985
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,510
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,000	1,226
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,242
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	1,710	2,144
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	1,000	1,245
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28	2,500	3,089
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,463
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31	7,000	8,088
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33	2,625	3,174
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34	1,750	2,104
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35	2,000	2,391
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,575
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,167
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,313
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,816
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,435
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,284
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged & Amended
Project Area)	5.000%	10/1/22	1,130	1,351

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,422
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/19 (4)	800	898
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/20 (4)	785	898
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/21 (4)	850	993
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/22 (4)	600	714
Castro Valley CA Unified School District GO	3.000%	8/1/16	1,000	1,004
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	520
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	428
3 Central Basin Municipal Water District
California COP TOB VRDO	0.440%	6/7/16 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,433
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.000%	7/1/17	1,000	1,046
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.000%	7/1/19	765	857
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.250%	7/1/20	1,025	1,191
Cerritos CA Community College District GO	0.000%	8/1/20	500	468
Cerritos CA Community College District GO	0.000%	8/1/22	500	445
Cerritos CA Community College District GO	0.000%	8/1/23	500	430
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,913
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,518
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,759
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	3,007
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,898
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,869
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	15,335
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	6,116
Chaffey CA Union High School District GO	0.000%	8/1/20	400	373
Chaffey CA Union High School District GO	0.000%	8/1/21	500	455
Chaffey CA Union High School District GO	0.000%	8/1/22	500	439
Chaffey CA Union High School District GO	0.000%	8/1/23	600	506
Chaffey CA Union High School District GO	0.000%	8/1/24	500	407
Chaffey CA Union High School District GO	0.000%	8/1/25	655	506
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,051
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,328

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	824
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,230
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	724
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,455
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,406
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,250
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	2.000%	9/1/16	670	672
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	726
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,268
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,543
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,363
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,938
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	3,116
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,870
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,227
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,428
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,159
Citrus CA Community College District GO	0.000%	8/1/33	1,000	809
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,509
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,557
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,171
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,705
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,006
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	941
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,219
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	2.000%	8/1/16	1,240	1,243
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,059
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,154
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,402
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,438
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,820
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,436

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,150
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,509
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,677
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,624
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,116
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,520
Contra Costa CA Community College District GO	5.000%	8/1/24	4,140	5,067
Contra Costa CA Community College District GO	5.000%	8/1/32	3,000	3,652
Contra Costa CA Community College District GO	5.000%	8/1/33	4,000	4,857
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,659
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,239
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,908
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,141
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/17 (Prere.)	5,195	5,422
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,072
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	920
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	826
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	719
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	10,105	10,511
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,378
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,848
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	588
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	610
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,704
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,836
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,513
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	866
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,077
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,195
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,117
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	919
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,377
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,608
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	3,044

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,189
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,883
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	740	743
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	4,066
Cupertino CA Union School District GO	5.000%	8/1/32	480	604
Cupertino CA Union School District GO	5.000%	8/1/33	545	683
Cupertino CA Union School District GO	5.000%	8/1/34	245	306
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,502
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,820
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,978
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,072
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,136
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,865
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,644
Desert CA Community College District GO	5.000%	8/1/20	1,760	2,043
3 Desert CA Community College District GO
TOB VRDO	0.450%	6/7/16	6,500	6,500
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	10,519
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,265	8,079
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	7,024
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,317
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,482
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,945
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,976
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	5,285
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,282
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,050	3,738
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,956
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	7,321
Eastern California Municipal Water District
Water & Sewer	4.000%	7/1/18	2,000	2,132
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,279
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,500	2,889
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/21	1,500	1,780

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/22	1,000	1,216
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/23	1,500	1,860
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/24	1,000	1,262
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/25	1,000	1,281
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/26	1,000	1,294
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/27	2,445	3,134
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/28	1,875	2,388
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/29	3,620	4,592
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/31	3,000	3,771
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/32	2,500	3,130
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/33	3,750	4,676
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/34	4,720	5,861
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/35	4,970	6,161
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/36	2,310	2,852
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/26	5,245	5,672
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/27	6,220	6,726
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/28	1,000	1,081
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.310%	6/1/16	11,300	11,300
[1,3]	Eaton Vance California Municipal Bond Fund II	1.250%	7/1/19	8,300	8,298
	El Camino CA Community College District GO	2.000%	8/1/17	1,750	1,778
	El Camino CA Community College District GO	2.000%	8/1/17	2,200	2,235
	El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,486
	El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,091
	El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,054
	El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,372
	El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,527
	El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,729
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,187
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,696
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,668
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,819
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,488
	El Dorado County CA Community Facilities
	District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,325
	Elk Grove CA Finance Authority Special Tax
	Revenue	3.000%	9/1/18	425	443

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	712
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	618
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	450	526
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	504
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,367
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,670
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,371
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,161
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	926
Escondido CA GO	5.000%	9/1/22	755	920
Escondido CA GO	5.000%	9/1/23	2,030	2,525
Escondido CA GO	5.000%	9/1/24	825	1,044
Escondido CA GO	5.000%	9/1/25	1,000	1,282
Evergreen CA School District Election GO	3.000%	8/1/17	1,500	1,541
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,197
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	2,071
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	2,052
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,151
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,247
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,347
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,886
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,588
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,496
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,775
Foothill-De Anza CA Community College
District GO	4.500%	8/1/17 (Prere.)	2,600	2,718
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,673
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,752
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	10,847
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,036
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,555
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,701

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,437
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	4,106
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	889
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,963
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	505	525
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	24,993
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	29,669
Fremont CA Unified School District GO	4.000%	8/1/17	15,075	15,660
Fremont CA Unified School District GO	5.000%	8/1/18	2,325	2,540
Fremont CA Unified School District GO	5.000%	8/1/19	2,400	2,713
Fremont CA Unified School District GO	5.000%	8/1/20	2,275	2,650
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,210
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,591
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	2,020
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,445
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,920
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,459
Fremont CA Union High School District GO	4.000%	8/1/17	3,750	3,897
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,124
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,324
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	905
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,170
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,835
Gavilan CA Joint Community College District GO	5.000%	8/1/32	4,200	5,179
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,870
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,778
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,670
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,739
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	3,000	3,000
Golden State Tobacco Securitization Corp.
California Revenue	3.000%	6/1/17	2,000	2,046
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/17	610	636
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	4,000	4,247
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,673

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	2,012
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,181
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	501
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	4,048
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	8,459
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,465	2,480
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	13,214
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,245
3 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	0.570%	6/7/16 LOC	10,705	10,705
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,520
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,104
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,501
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	1,971
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	1,912
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,270
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,738
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	11,222
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,973
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,440
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,337
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	15,816
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,783
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,187
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,944
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,912
Hartnell CA Community College GO	5.000%	8/1/21	500	596
Hartnell CA Community College GO	5.000%	8/1/22	500	610
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	4,159
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,917
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,793
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	5,053
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	2,026
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,619
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	7,285
Hemet CA Unified School District Financing
Authority Special Tax Revenue	2.000%	9/1/16	250	251

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	255
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	297
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	377
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	273
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	203
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	589
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	597
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	741
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	462
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,122
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,466
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	634
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	666
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	412
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,219
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,498
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,169
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	642
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	848
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,715
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	638
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	759
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,000	3,742
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,063
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,331
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,470
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,892
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,423
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	908
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	750

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.300%	6/1/16 LOC	1,300	1,300
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.300%	6/1/16 LOC	2,050	2,050
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.300%	6/1/16 LOC	2,100	2,100
Irvine CA Ranch Water District Revenue VRDO	0.270%	6/1/16 LOC	3,400	3,400
Irvine CA Ranch Water District Revenue VRDO	0.280%	6/1/16 LOC	2,000	2,000
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,438
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,178
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,682
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,965
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	472
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	406
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,362
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,208
Irvine CA Reassessment District No. 15-2
Improvement Revenue	2.000%	9/2/16	300	301
Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	411
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	533
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	828
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	784
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	766
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	955
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	1,024
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	545
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	961
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.310%	6/1/16 LOC	3,500	3,500
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.310%	6/1/16 LOC	5,100	5,100
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	800
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	702
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	578
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	593

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	846
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,229
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,093
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,085
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	818
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,186
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,523
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	586
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,832
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,657
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	764
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,150
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,500
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,150
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,475
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,744
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,777
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,300
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,599
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,213
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	904
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,517
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,507
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,210
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,206
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,765
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,457
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,807
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,243
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	348
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	358
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	631
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	845
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21	1,810	2,096
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23	2,190	2,615
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	729
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,833

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	1,210	1,239
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	462
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,705
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	581
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	307
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,403
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.830%	11/15/25	16,845	16,089
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.850%	11/15/26	10,025	9,476
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,226
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,444
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,447
Long Beach CA Unified School District GO	4.000%	8/1/17	2,550	2,650
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,792
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	6,017
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	15,250	15,364
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,255
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	2,065	2,170
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,255	4,644
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	49
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	5
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	7,094
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,457
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	38
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,638
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	22
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,843
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,712
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,581
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,667
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	15,799
Los Angeles CA Community College District GO	5.000%	8/1/24	4,735	6,023
Los Angeles CA Community College District GO	5.000%	8/1/25	10,910	14,090
Los Angeles CA Community College District GO	5.000%	8/1/27	22,535	28,423
Los Angeles CA Community College District GO	5.000%	8/1/28	23,990	30,066
Los Angeles CA Community College District GO	5.000%	8/1/29	6,000	7,493
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,583
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,127
Los Angeles CA Community College District GO	5.000%	8/1/30	7,000	8,700
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,895
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,901
Los Angeles CA Community College District GO	5.000%	8/1/31	20,000	24,789
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,873
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,360
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,588
3 Los Angeles CA Community College District GO
TOB VRDO	0.400%	6/7/16	2,800	2,800

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	800	966
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,223
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,817
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,442
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,367
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,333
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,265
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,448
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,354
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,219
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,171
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,725
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,044
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,645
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,800
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,899
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,331
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,508
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,490
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,597
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,357
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,026
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,576
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,114

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,455
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,439
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	2,049
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,815
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,787
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,955
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,417
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/17	5,000	5,238
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	30,630	33,820
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,000	1,162
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,222
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,500	3,051
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	11,971
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/23	2,150	2,533
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,862
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,750	2,179
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	2,490	3,105
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	810	1,028
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,000	3,811
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,054
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	12,218
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	500	644
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,375	1,771
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,816
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	966
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,670	2,146

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,583
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,169
4 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,000	7,707
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	500	638
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,830
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,417
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,000	9,941
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	1,000	1,265
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,207
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,856
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,000	1,259
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,838
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	12,323
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	500	627
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,493
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	18,201
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,592
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (2)	3,755	3,770
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,000	1,249
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	3,104
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,822
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	9,167
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,205	17,173
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,463
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	8,229
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,032

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	4,080
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,517
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,500	1,858
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	6,026
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,855
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,741
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	9,102
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,575
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,456
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,514
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,500	1,848
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,783
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,289
Los Angeles CA Department of Water & Power
Revenue VRDO	0.260%	6/1/16	3,000	3,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.270%	6/1/16	13,700	13,700
Los Angeles CA Department of Water & Power
Revenue VRDO	0.280%	6/1/16	1,100	1,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.280%	6/1/16	5,500	5,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.280%	6/1/16	2,600	2,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.290%	6/1/16	14,200	14,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.360%	6/7/16	8,400	8,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.370%	6/7/16	2,400	2,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.380%	6/7/16	19,000	19,000
Los Angeles CA GO	5.000%	9/1/22	10,000	12,035
Los Angeles CA GO	5.000%	9/1/29	5,850	6,956
Los Angeles CA GO	5.000%	9/1/30	5,850	6,824
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	580
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	894
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,539
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	3,127
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,324
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,388

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,857
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	6,325
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,000	10,120
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,000	3,848
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,000	5,107
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	12,334
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	7,400	8,290
4 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	7,000	7,748
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,635
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	10,000	10,245
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	14,700	15,058
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	6,500	6,659
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	10,830	11,101
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,355	2,364
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,630	1,636
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	890	893
2 Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,018
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	16,760	16,821
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	15,940	15,998
2 Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	14,135	14,186
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	4,000	4,015
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,018
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	3,185	3,335
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	1,000	1,047
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	17,210	18,022
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	12,975	13,588
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,000	6,283
2 Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,000	5,236
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,681
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	3,053
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,468
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,740	9,833
Los Angeles CA Unified School District GO	5.000%	7/1/19	53,000	59,628
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	14,277
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	17,310
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	14,038
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,000	17,395
Los Angeles CA Unified School District GO	5.000%	7/1/20	28,975	33,601
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	9,034
Los Angeles CA Unified School District GO	4.000%	7/1/21	10,000	11,382
Los Angeles CA Unified School District GO	5.000%	7/1/21	12,500	14,883

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	21,187
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	5,000	5,213
Los Angeles CA Unified School District GO	4.000%	7/1/23	3,265	3,831
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	31,065	32,397
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,000	6,214
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,306
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	6,880
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	16,502
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,765
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,900	13,799
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,600	2,707
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,000	7,139
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,640
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	7,880	7,909
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,808
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,005	10,415
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,406
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,971
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	10,157
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,788
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,375	27,445
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	10,146
Los Angeles CA Unified School District GO	5.000%	7/1/28 (4)	5,365	5,612
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	3,086
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	14,861
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	6,215	6,238
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,834
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,958
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	21,663
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,000	3,556
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,470
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	5,595	5,616
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	7,015	7,286
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,546
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	40,925	42,665
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	3,515	3,674
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	3,180
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,556
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,775
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,083
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,377
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,348
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,555
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,705
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,978
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,596
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	13,192
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	20,423
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,500	1,851
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	6,011
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,391
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,000	1,290

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,554
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,262
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,796
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,505
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,575
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,193
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	11,956
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,931
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	5,076
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,529
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,816
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	17,000	17,187
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,940	1,961
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,189
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,922
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,215
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,560
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,812
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,823
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,674
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,589
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	875	1,116
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,975
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,562
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,562
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,060

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,972
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/22	4,555	5,489
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/23	2,105	2,579
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/24	2,215	2,703
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	215	215
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	2,125	2,130
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	828
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,166
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,700
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,777
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,286
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,354
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	10,195
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,865
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,592
Los Angeles County CA Unified School
District GO	5.000%	7/1/21	12,500	14,883
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,873
M-S-R California Energy Authority Revenue	7.000%	11/1/34	5,965	8,928
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	18,957
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,414
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,811
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,161
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,191
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,216
Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,366
Marin CA Community College District GO	5.000%	8/1/23	550	687
Marin CA Community College District GO	5.000%	8/1/24	445	566
Marin CA Community College District GO	5.000%	8/1/25	550	710
Marin CA Healthcare District GO	5.000%	8/1/28	435	543
Marin CA Healthcare District GO	5.000%	8/1/30	500	619
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,230
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,273
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,655
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,526

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,955
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,250
Marina Coast Water District California Enterprise
Revenue COP	5.000%	6/1/16 (Prere.)	3,005	3,005
Marysville CA Revenue (Fremont-Rideout Health
Group)	5.250%	1/1/23	1,780	2,052
Marysville CA Revenue (Fremont-Rideout Health
Group)	5.250%	1/1/25	2,630	3,020
Marysville CA Revenue (Fremont-Rideout Health
Group)	5.250%	1/1/28	1,500	1,703
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	445	502
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20	400	464
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	530	632
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	500	607
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (4)	1,000	1,252
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,250	1,555
Menlo Park CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (4)	400	490
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	25,000	26,197
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	21,771
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,225
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,000	1,250
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,500	4,458
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,365	4,345
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,250	4,157
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,553
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,294
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,267
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,703
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,285
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,227
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,912

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,937
3 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.430%	6/7/16	7,000	7,000
Metropolitan Water District of Southern
California Revenue VRDO	0.290%	6/1/16	9,070	9,070
Modesto CA Community Facilities District
No. 2004-1 Special Tax Revenue (Village One
No. 2)	5.000%	9/1/29	1,625	1,869
Modesto CA Community Facilities District
No. 2004-1 Special Tax Revenue (Village One
No. 2)	5.000%	9/1/30	1,760	2,014
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	930	944
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,155	1,172
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,215	1,233
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	1,100	1,116
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	1,360	1,380
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	1,430	1,451
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,141
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,188
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,214
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,795
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,226
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,608
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,112
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	6,050
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,449
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,522
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	5,070
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,343
Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,065	1,071
Mount Diablo CA Unified School District GO	5.000%	8/1/17	2,000	2,098
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,631
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	732
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	812
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	911
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,618
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,799
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	511
Mountain View-Whisman CA School District GO	5.000%	9/1/25	600	777
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,050	1,375
Mountain View-Whisman CA School District GO	5.000%	9/1/28	750	967
Mountain View-Whisman CA School District GO	5.000%	9/1/29	1,000	1,283

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Murrieta Valley CA Unified School District GO	1.500%	9/1/16 (4)	435	436
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	508
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	523
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	649
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	899
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	284
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,906
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	368
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	988
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,785
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	411
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	872
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,744
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	641
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	2,002
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	569
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	364
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,414
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,221
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,008
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	963
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,637
Northern California Gas Authority No. 1 Revenue	1.019%	7/1/17	6,620	6,617
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,129
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,752
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,447
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,923
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,790
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,775
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,961
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,563
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,895
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,889
Northern California Transmission Agency Revenue	5.000%	5/1/20	250	289
Northern California Transmission Agency Revenue	5.000%	5/1/21	245	291
Northern California Transmission Agency Revenue	5.000%	5/1/22	200	244
Northern California Transmission Agency Revenue	5.000%	5/1/23	375	465
Northern California Transmission Agency Revenue	5.000%	5/1/24	500	632
Northern California Transmission Agency Revenue	5.000%	5/1/25	1,895	2,425
Northern California Transmission Agency Revenue	5.000%	5/1/27	1,250	1,597
Northern California Transmission Agency Revenue	5.000%	5/1/28	1,000	1,268
Northern California Transmission Agency Revenue	5.000%	5/1/29	1,500	1,889
Northern California Transmission Agency Revenue	5.000%	5/1/31	1,250	1,557

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	3,103
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,245	5,243
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,814
Northern California Transmission Agency
Revenue	5.000%	5/1/36	2,500	3,046
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	4.000%	9/1/16	1,450	1,460
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	4.000%	9/1/17	1,650	1,693
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	4.000%	9/1/18	1,860	1,944
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/19	2,085	2,265
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/20	2,340	2,587
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/21	1,220	1,364
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/22	1,360	1,532
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/23	1,500	1,701
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/24	1,660	1,883
Oakland CA GO	5.000%	1/15/23	5,600	6,814
Oakland CA GO	5.000%	1/15/31	3,000	3,418
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,408
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,113
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,822
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,502
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,519
Oakland CA Unified School District GO	5.000%	8/1/17	2,760	2,884
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,622
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,269
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,062
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,658
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,829
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,551

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,847
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,809
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,526
Oakland CA Unified School District GO	5.000%	8/1/23 (14)	3,700	3,876
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,209
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,540
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,100	2,647
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,261
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,581
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,433
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,575
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,509
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,207
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,435
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,203
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,812
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,806
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,476
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,946
Ohlone CA Community College District GO	5.000%	8/1/22	750	912
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,061
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,600
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,187
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,823
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,732
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	3,117
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,272
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,656
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21	1,200	1,400
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22	1,230	1,448
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22	1,260	1,497
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23	1,290	1,536
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23	1,320	1,584
Orange County CA Sanitation District Wastewater
Revenue	5.000%	2/1/29	2,375	3,024
Orange County CA Sanitation District Wastewater
Revenue	5.000%	2/1/30	9,925	12,293
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,221
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	3,016

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	3,071
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,774
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,716
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,160
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,739
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,734
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,734
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/25	475	598
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/26	555	703
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/27	430	542
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/28	1,355	1,696
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/29	1,275	1,588
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/31	415	511
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/32	1,435	1,759
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/33	750	916
Palmdale CA Community Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/34	500	609
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,077
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	273
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	442
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,148
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,440
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,401
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,670
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,571
Palomar Pomerado Health California GO	5.000%	8/1/20 (2)	710	713
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	6,117
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,117
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,169
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	1,585	1,111
Palomar Pomerado Health California GO	5.000%	8/1/32 (14)	11,290	11,769
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	2.000%	8/1/16	830	832
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	4.000%	8/1/17	880	912
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	1,004

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,585
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,727
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,709
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,544
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	3,024
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,367
Pasadena CA Unified School District GO	5.000%	8/1/23	835	1,036
Pasadena CA Unified School District GO	5.000%	8/1/24	1,000	1,262
Pasadena CA Unified School District GO	5.000%	8/1/25	750	961
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,281
Pasadena CA Unified School District GO	5.000%	8/1/26	500	647
Pasadena CA Unified School District GO	5.000%	8/1/26	1,000	1,293
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,415
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,787
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,375
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,330	1,338
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/17	3,045	3,195
4 Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	7,065
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,268
4 Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	5,880	6,759
4 Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,351
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,315
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,055
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,102

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,484
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,555
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	236
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,626
Placentia-Yorba Linda CA Unified School
District GO	2.000%	10/1/16 (4)	700	703
Placentia-Yorba Linda CA Unified School
District GO	2.000%	10/1/17 (4)	250	254
Placentia-Yorba Linda CA Unified School
District GO	4.000%	10/1/18 (4)	300	322
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/19	350	394
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/20	500	580
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/20 (4)	325	378
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/21	750	893
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/21 (4)	300	357
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/22	1,315	1,599
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/22 (4)	300	363
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/23	2,540	3,154
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/23 (4)	500	613
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/24	1,000	1,264
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/25	1,775	2,273
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	7,250	8,912
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	534
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	553
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,118
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,334
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,675
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,316
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	4,103
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,737
Poway CA Unified School District GO	4.000%	9/1/16	250	252

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,971
Poway CA Unified School District GO	4.000%	9/1/17	250	259
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,421
Poway CA Unified School District GO	4.000%	9/1/18	450	477
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,139
Poway CA Unified School District GO	5.000%	9/1/19	980	1,091
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,030
Poway CA Unified School District GO	5.000%	9/1/20	610	695
Poway CA Unified School District GO	5.000%	9/1/21	320	372
Poway CA Unified School District GO	5.000%	9/1/22	455	538
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,842
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,981
Poway CA Unified School District GO	5.000%	9/1/26	995	1,147
Poway CA Unified School District GO	5.000%	8/1/27	1,625	2,028
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,369
Poway CA Unified School District GO	5.000%	9/1/29	1,200	1,367
Poway CA Unified School District GO	5.000%	9/1/30	2,555	2,901
Poway CA Unified School District GO	0.000%	8/1/31	1,095	691
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	846
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	488
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,416
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,213
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	951
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,212
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	935	1,113
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,192
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,020	1,192
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,164
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,265	1,473
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,325	1,536
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	995	1,150
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,445	1,667
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,555	1,786
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,650	1,889
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,750	1,997

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/16	2,105	2,124
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	2,070
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,271
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,803
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,676
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	2,041
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	12,000	12,444
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	372
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	367
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	464
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	831
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,220
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,214
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	937
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	569
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,534
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,172
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,167
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,156
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,606
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,232
Riverside CA Community College District GO	0.000%	8/1/27	2,755	1,937
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,093
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,866
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,094
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,186
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,731

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,899
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	9/1/29	1,265	1,545
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	9/1/31	1,045	1,265
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,512
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,676
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	9/1/33	1,055	1,270
Riverside CA Redevelopment Successor Agency
Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,466
Riverside CA Sewer Revenue	5.000%	8/1/20	1,635	1,890
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,370
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,610
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,601
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,487
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,358
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,457
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,686
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,833
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,890
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,991
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County Hospital
Project)	5.000%	6/1/19	3,660	4,077
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,155
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,434
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	1,976
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	12,005
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,786
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,681
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,629
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,797
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	3,076
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	3,017

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,210
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	3,001
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	3.000%	10/1/16 (4)	300	302
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	391
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	536
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,128
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,362
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,595
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,339
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,500
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,813
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,434
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/30	3,000	3,698
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/31	4,000	4,913
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/32	3,000	3,673
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/33	2,000	2,442
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/22	2,500	2,027
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/23	3,630	2,816
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/24	6,985	5,191
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/31	5,000	2,708
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/32	4,000	2,079
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/33	5,500	2,740
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/34	3,500	1,671
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,078
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,492
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/30	750	901
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/30	6,120	6,863
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/31	515	615

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/32	1,290	1,537
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/33	1,000	1,188
Roseville CA Financing Authority Electric System
Revenue	5.000%	2/1/34	2,000	2,369
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,443
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,827
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,391
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	705
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	241
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,218
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	592
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/22 (15)	445	539
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/24 (15)	300	376
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/26 (15)	280	344
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/27 (15)	425	518
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/28 (15)	250	303
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/29 (15)	500	604
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/31 (15)	1,160	1,390
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/33 (15)	1,280	1,526
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/34 (15)	1,340	1,592
Sacramento CA City Financing Authority Revenue	5.000%	12/1/19	3,990	4,523
Sacramento CA City Financing Authority Revenue	4.000%	12/1/20	3,700	4,142
Sacramento CA City Financing Authority Revenue	5.000%	12/1/20	2,000	2,326
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32 (15)	1,200	1,449
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33 (15)	1,725	2,076
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	578
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	475
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	850
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/17	1,250	1,309

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/18	725	788
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19	1,155	1,296
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	1,250	1,456
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	1,000	1,196
Sacramento CA Financing Authority Lease
Revenue	4.000%	12/1/18	3,660	3,934
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	2,000	2,199
Sacramento CA Municipal Utility District Financing
Authority Revenue	5.000%	7/1/20	1,405	1,631
Sacramento CA Municipal Utility District Financing
Authority Revenue (Cosumnes Project)	4.750%	7/1/16 (Prere.)	1,500	1,505
Sacramento CA Municipal Utility District Financing
Authority Revenue (Cosumnes Project)	5.000%	7/1/16 (Prere.)	7,710	7,738
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/16 (Prere.)	4,000	4,015
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24 (2)	10,085	12,307
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24 (4)	7,550	8,247
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25	5,455	6,666
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25 (4)	15,275	16,675
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26 (4)	5,000	5,451
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	4,905	6,066
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28	2,000	2,458
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30	6,435	7,733
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/22	1,085	1,232
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/28	2,500	2,819
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/29	2,635	2,997
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/30	2,975	3,383
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/31	3,125	3,554
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,741
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,582
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,289
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,074
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,134
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	863
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,105	1,358
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,946
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,167
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,930
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,706
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,417
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	6,003
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	7,030	7,030
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,495	5,495
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	1,850	1,850
San Bernardino CA City Unified School
District GO	5.000%	8/1/18	2,350	2,556

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino CA City Unified School
District GO	5.000%	8/1/20 (4)	765	885
San Bernardino CA City Unified School
District GO	5.000%	8/1/21 (4)	1,230	1,458
San Bernardino CA City Unified School
District GO	5.000%	8/1/22 (4)	1,500	1,815
San Bernardino CA City Unified School
District GO	5.000%	8/1/23 (4)	1,100	1,354
San Bernardino CA City Unified School
District GO	5.000%	8/1/24 (4)	1,400	1,721
San Bernardino CA Community College
District GO	5.000%	8/1/16 (Prere.)	12,000	12,088
San Bernardino CA Community College
District GO	5.000%	8/1/24	4,375	5,437
San Bernardino CA Community College
District GO	5.000%	8/1/25	4,550	5,620
San Bernardino CA Community College
District GO	5.000%	8/1/26	4,150	5,088
San Bernardino CA Community College
District GO	0.000%	8/1/29	1,000	646
San Bernardino CA Community College
District GO	5.000%	8/1/29	5,000	6,260
San Bernardino CA Community College
District GO	0.000%	8/1/30	1,100	673
San Bernardino CA Community College
District GO	0.000%	8/1/31	1,000	581
San Bernardino CA Community College
District GO	5.000%	8/1/31	8,370	10,368
San Bernardino CA Community College
District GO	0.000%	8/1/32	1,100	606
San Bernardino CA Community College
District GO	0.000%	8/1/33	1,165	609
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	1,530	1,568
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	1,670	1,722
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,310
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,961
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,824
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,892
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,532
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,186
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,472
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,222
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,935
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,617
San Diego CA Community College District GO	5.000%	8/1/32 (4)	6,100	6,403
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,323
San Diego CA Community Facilities District No. 1
(Miramar Ranch North) Special Tax Revenue	4.000%	9/1/17	500	518
San Diego CA Community Facilities District No. 1
(Miramar Ranch North) Special Tax Revenue	4.000%	9/1/18	3,260	3,463
San Diego CA Community Facilities District No. 1
(Miramar Ranch North) Special Tax Revenue	5.000%	9/1/20	3,465	3,945

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	2,045
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,722
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,361
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,255
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/20	9,685	11,188
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,815
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/21	5,000	5,933
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/23	10,000	12,418
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/34	5,000	6,225
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/35	5,000	6,195
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/36	5,000	6,165
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/21	10,000	11,876
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/22	3,200	3,888
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/23	6,120	7,578
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/24	10,010	12,601
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/25	4,000	5,097
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/26	10,680	13,740
4 San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/27	11,760	15,014
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/27	4,215	4,747
San Diego CA Public Facilities Financing Authority
Water Revenue	5.125%	8/1/28	5,000	5,644
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/28	5,355	6,199
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/30	2,000	2,419
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/32	4,190	5,021
3 San Diego CA Public Facilities Financing Authority
Water Revenue TOB VRDO	0.430%	6/7/16	9,905	9,905
San Diego CA Redevelopment Agency Tax
Allocation	4.000%	9/1/18	2,950	3,159
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,130
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,163

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,000	2,384
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,000	1,216
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,000	1,239
San Diego CA Unified School District GO	3.000%	7/1/17	14,500	14,872
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,253
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,203
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	17,876
San Diego CA Unified School District GO	5.000%	7/1/22	1,500	1,830
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,994
San Diego CA Unified School District GO	5.000%	7/1/23	1,925	2,400
San Diego CA Unified School District GO	4.000%	7/1/24	4,000	4,777
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,204
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	3,009
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,183
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,339
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,558
San Diego CA Unified School District GO	5.000%	7/1/26	20,000	25,582
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,954
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	27,755
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,297
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,714
San Diego CA Unified School District GO	5.000%	7/1/28	700	882
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,217
San Diego CA Unified School District GO	5.000%	7/1/29	3,230	4,107
San Diego CA Unified School District GO	5.000%	7/1/29	750	940
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	6,533
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,636
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,489
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,138
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,267
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,384
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,927
San Diego County CA COP	5.000%	10/15/24	2,115	2,679
San Diego County CA COP	5.000%	10/15/25	5,225	6,574
San Diego County CA COP	5.000%	10/15/26	2,590	3,262
San Diego County CA COP	5.000%	10/15/27	2,000	2,507
San Diego County CA COP	5.000%	10/15/28	1,400	1,743
San Diego County CA COP	5.000%	10/15/29	2,000	2,490
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	3.000%	11/1/16	2,195	2,219
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/17	510	533
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	505
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	543

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	515
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	950	1,102
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	937
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,432
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,450	1,791
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,205	1,471
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,503
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,328
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,868
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,430
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,755
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,349
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,685
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.250%	2/1/19 (Prere.)	1,140	1,273
San Diego County CA Regional Building Authority
Lease Revenue (County Operations Center &
Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,490
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,271
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,789
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,998
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,621
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.430%	6/7/16	6,315	6,315
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	10,000	10,503
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,500	16,280

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,131
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	7,476
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	4.000%	7/1/18	3,000	3,203
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/20	1,040	1,206
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/23	1,070	1,310
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/23	9,560	11,038
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/27	5,350	6,802
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/28	2,500	3,160
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/29	2,555	3,058
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/30	2,800	3,327
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/31	2,215	2,764
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/32	1,625	2,020
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	5.000%	7/1/33	1,500	1,858
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,701
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,953
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,854
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	5,219
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,988
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,469
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,796
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,647
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,261
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,635
San Francisco CA City & County GO	5.000%	6/15/17	10,000	10,461
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,175
San Francisco CA City & County GO	5.000%	6/15/20	500	579
San Francisco CA City & County GO	5.000%	6/15/21	7,450	8,868
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,152
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,859
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,934
San Francisco CA City & County GO	5.000%	6/15/27	5,785	7,116
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,761
San Francisco CA City & County GO	4.000%	6/15/29	4,545	5,143
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,082

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,164
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/18 (Prere.)	22,000	23,911
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,818
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,779
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,924
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,774
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,000	7,281
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/23	7,400	8,641
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,000	6,189
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,750	6,788
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,269
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,306
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,618
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,367
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	9,011
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,691
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,862
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	6,230	7,197
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,504
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,297
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,391
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,830
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,709
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	12,288
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,873
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,473

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,138
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	500
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,341
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,100	1,323
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,108
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,175	5,237
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,500	5,748
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,000	7,667
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,555	2,904
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,707
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,262
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	12,390
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,668
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,134
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	15,736
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,817
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,142
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,352
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,324
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,271
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,066
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,781
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,240
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,862
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,219
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,732

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,941
San Francisco CA City & County Redevelopment
Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard
Improvements)	5.000%	8/1/30	525	594
San Francisco CA City & County Redevelopment
Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard
Improvements)	5.000%	8/1/33	680	759
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/17	100	105
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/19	220	247
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/20	130	150
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/21	160	189
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/22	125	151
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/23	120	147
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	135	167
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	275	344
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	860	1,068
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/24	440	546
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/25	240	294
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/25	400	506
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/25	400	502
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/26	500	637

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,776
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/27	140	168
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/27	500	632
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/27	500	627
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/28	710	892
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/29	460	546
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/29	745	931
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/30	550	683
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/31	400	472
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/31	710	877
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	525	618
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,218
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	450	548
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/32	860	1,059
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/33	660	801
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/33	345	419
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/33	750	920

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	225	263
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	700	849
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	660	801
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/34	555	679
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/35	400	483
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/35	900	1,086
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/35	595	724
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/36	625	752
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/36	350	421
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/36	780	945
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,368
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,371
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,445	7,969
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	12,511
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,647
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,094
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,815
San Francisco CA Community College
District GO	3.000%	6/15/17	11,380	11,658
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,915
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,603
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,621

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,982
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,674
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,109
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,539
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,378
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,680
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,680
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,964
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,758
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,101
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,493
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,970
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,370
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,167
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,361
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,607
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,443
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,319
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	51
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,292
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,148
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	12,051
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	647
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	910
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,538
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/16 (2)	1,000	1,007
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	602

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,037
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,960
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,131
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,166
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,129
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,597
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	1,028
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,162
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	594
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,264
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	706
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,230
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,851
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,316
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,273
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,508
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	4,454
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	3,193
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,763
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,594
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	3,170	3,205
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,314
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,136
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,412
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,328
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,239
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,480
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/18	2,110	2,255
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,658

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,192
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,562
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,466
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,140
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,515
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,867
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,657
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	859
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	869
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,000	1,191
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	695
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	916
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,786
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	1,048
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	892
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,200	1,525
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,200	1,549
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,701
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,098
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,779
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	983
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,203
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,200	1,467
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,148

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,246
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,724
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,888
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,960
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	2,033
San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,257
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,695
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,325
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,157
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,940
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,729
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,513
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,724
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,931
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,529
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,321
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,688
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,065
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,422
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/17	5,410	5,683
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	6,202
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	12,266
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,779
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,828
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	7,320
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,738
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.250%	5/15/36	7,000	7,535
4 Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,938
4 Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/23	4,280	5,280
4 Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,861
4 Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	8,276
4 Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,582
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,714

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	660	807
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	468
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	350
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	500	603
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	550	667
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/27	670	869
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	803
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	671
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,100	1,398
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,147
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	553
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,090
Santa Clara Valley CA Water District COP	5.000%	6/1/20	500	576
Santa Clara Valley CA Water District COP	5.000%	6/1/21	450	533
Santa Clara Valley CA Water District COP	5.000%	6/1/22	430	522
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	929
Santa Clarita CA Community College District GO	0.000%	8/1/29 (4)	2,480	1,687
Santa Clarita CA Community College District GO	5.000%	8/1/32	5,450	6,471
Santa Monica CA Community College District GO	0.000%	8/1/24	4,500	3,828
Santa Monica CA Community College District GO	0.000%	8/1/26	11,025	8,803
Santa Monica CA Community College District GO	4.000%	8/1/30	2,000	2,261
Santa Monica CA Community College District GO	4.000%	8/1/32	2,565	2,876
Santa Monica CA Community College District GO	4.000%	8/1/33	3,510	3,921
Santa Monica-Malibu CA Unified School
District GO	4.000%	8/1/31	1,600	1,829
Santa Monica-Malibu CA Unified School
District GO	4.000%	8/1/33	1,150	1,303
Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,134
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,367
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,280
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,325
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	7,804
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,406
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,640
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,703
Signal Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	3.000%	10/1/16	1,860	1,875
Signal Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,969
Signal Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,092
Signal Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,289
Signal Hill CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,455

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	407
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	867
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,275
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,266
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,234
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,333
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,113
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,460
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	3,056
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,352
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,034
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,228
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,439
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,654
Sonoma County CA Sales Tax Revenue	5.000%	9/1/17 (Prere.)	6,365	6,713
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,645
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,480	3,050
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,175
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,468
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,345
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	8,562
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,514
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,752
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,311
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	1/1/20 (Prere.)	4,175	4,760
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,984
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,450
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,190
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,765
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,355	2,802

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,500	1,783
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,484
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,185
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,030
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,876
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,863
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28	5,000	5,671
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,668
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/16	550	559
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,130
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,421
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	6,106
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,573
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,331
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,435
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,425	5,482
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,513
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/19	1,000	1,129
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/20	1,000	1,162
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/22	900	1,102
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/23	1,300	1,623
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/24	700	890
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/25	805	1,040
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/26	725	927
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/27	1,315	1,666
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/29	1,500	1,881

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/30	1,120	1,399
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/31	1,470	1,828
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/32	2,410	2,985
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/33	2,325	2,869
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/34	3,400	4,180
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/35	2,840	3,494
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/36	3,000	3,677
Southwestern California Community College
District GO	0.000%	8/1/24	750	624
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	867
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,503
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,416
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,689
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,041
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	5,880	6,181
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,202
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,221
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,240
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,545
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,685
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,522
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,245
Stockton CA Unified School District GO	3.000%	8/1/17	700	719
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,666
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,788
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,073
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,572
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,195
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,342
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,504
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,350	1,626
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,210
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	723
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,186

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,866
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,241
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,455
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,674
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,493
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,241
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,237
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,472
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,518
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,553
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,724
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,204
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,231
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,252
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,519
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,686
3 Sweetwater CA Unified School District GO
TOB VRDO	0.430%	6/7/16 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	1,922
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/17	275	282
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	373
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	281
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	289
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,064
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	493
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	500
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,205
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,656
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	2,100	2,343
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,341
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,165
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	8,001
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,294
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,815
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,638

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	900
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	922
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,461
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,798
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,732
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,348
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	4,163
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,224
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,659
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,646
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,506
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,200
University of California Regents Medical Center
Pooled Revenue VRDO	0.260%	6/1/16	6,795	6,795
University of California Regents Medical Center
Pooled Revenue VRDO	0.280%	6/1/16	10,915	10,915
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,095
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,085
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	19,654
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,235
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	17,832
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,968
University of California Revenue	5.000%	5/15/17	4,000	4,169
University of California Revenue	5.000%	5/15/18	3,000	3,249
University of California Revenue	5.000%	5/15/19	15,815	17,695
University of California Revenue	5.000%	5/15/19	5,250	5,881
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,429
University of California Revenue	5.000%	5/15/20	8,250	9,509
University of California Revenue	5.000%	5/15/20	4,360	5,034
University of California Revenue	5.000%	5/15/21	3,000	3,560
University of California Revenue	5.000%	5/15/22	3,500	4,258
University of California Revenue	5.000%	5/15/22	9,000	10,950
University of California Revenue	5.000%	5/15/22	5,420	6,455

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/23	1,865	2,317
University of California Revenue	5.000%	5/15/24	5,000	6,329
University of California Revenue	5.000%	5/15/25	2,400	3,084
University of California Revenue	5.000%	5/15/25	9,030	11,577
University of California Revenue	5.000%	5/15/27	10,900	12,770
University of California Revenue	5.000%	5/15/27	7,000	8,831
University of California Revenue	5.000%	5/15/28	7,080	8,828
University of California Revenue	5.000%	5/15/28	11,680	13,605
University of California Revenue	5.000%	5/15/28	9,075	11,384
University of California Revenue	5.000%	5/15/30	1,400	1,708
University of California Revenue	5.000%	5/15/30	1,000	1,263
University of California Revenue	5.000%	5/15/31	2,290	2,821
University of California Revenue	5.000%	5/15/32	14,020	16,617
University of California Revenue	5.000%	5/15/32	4,000	5,009
University of California Revenue	5.250%	5/15/32	5,000	6,244
University of California Revenue	5.000%	5/15/33	6,995	8,579
University of California Revenue	5.000%	5/15/33	15,240	18,415
University of California Revenue	5.000%	5/15/33	10,110	12,216
University of California Revenue	5.000%	5/15/33	5,000	6,235
University of California Revenue	5.000%	5/15/34	15,900	19,155
University of California Revenue	5.000%	5/15/34	3,915	4,863
University of California Revenue	5.000%	5/15/35	1,835	2,275
University of California Revenue	5.000%	5/15/36	5,425	6,700
University of California Revenue PUT	1.400%	5/15/21	4,300	4,304
University of California Revenue PUT	5.000%	5/15/23	52,095	64,358
3 University of California Revenue TOB VRDO	0.430%	6/7/16	7,030	7,030
Upland CA Community Facilities District
No. 2003-2 Improvement Area No. 1 Special
Tax Revenue	5.000%	9/1/31	1,110	1,259
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	717
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	696
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,621
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,692
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,763
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,440
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,429
Ventura County CA Community College
District GO	5.000%	8/1/25	1,915	2,299
Ventura County CA Community College
District GO	5.000%	8/1/27	2,205	2,637
Ventura County CA Community College
District GO	0.000%	8/1/28	15,000	10,685
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,459
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,196

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,385
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,490
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	318
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	574
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	383
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	481
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	7,372
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	437
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	338
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	318
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	314
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	405
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	492
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	728
Vista CA Unified School District GO	5.000%	8/1/24	5,000	6,120
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,250
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	310
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	442
Walnut Valley CA Unified School District GO	5.000%	8/1/27	1,385	1,778
Washington Township CA Health Care District
Revenue	4.000%	7/1/16	695	697
Washington Township CA Health Care District
Revenue	5.000%	7/1/17	760	791
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	342
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	551
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	407
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	402
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	846
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	473
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	899
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	936

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,073
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,126
West Basin CA Municipal Water District Revenue	5.000%	8/1/22	2,000	2,428
West Contra Costa CA Unified School District GO	4.000%	8/1/17	850	883
West Contra Costa CA Unified School District GO	5.000%	8/1/18	1,000	1,090
West Contra Costa CA Unified School District GO	5.000%	8/1/20	250	290
West Contra Costa CA Unified School District GO	6.000%	8/1/26	5,000	6,868
West Contra Costa CA Unified School District GO	5.000%	8/1/30	3,425	4,170
West Contra Costa CA Unified School District GO	5.000%	8/1/31	5,690	6,894
West Contra Costa CA Unified School District GO	5.000%	8/1/32	1,825	2,220
West Contra Costa CA Unified School District GO	5.000%	8/1/32	5,560	6,713
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,650	1,548
West Contra Costa CA Unified School District GO	5.000%	8/1/33	915	1,107
West Contra Costa CA Unified School District GO	5.000%	8/1/33	1,020	1,234
West Contra Costa CA Unified School District GO	5.000%	8/1/33	3,265	3,934
West Contra Costa CA Unified School District GO	5.000%	8/1/34	2,010	2,421
West Contra Costa CA Unified School District GO	5.000%	8/1/34	1,070	1,289
West Contra Costa CA Unified School District GO	5.000%	8/1/35	1,400	1,679
West Contra Costa CA Unified School District GO	5.000%	8/1/35	1,000	1,199
West Valley-Mission CA Community College
District GO	5.000%	8/1/16 (Prere.)	1,120	1,128
West Valley-Mission CA Community College
District GO	5.000%	8/1/30 (4)	215	217
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,356
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	886
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	904
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,216
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,502
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,118
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,323
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,827
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,092
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	545
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,148
				11,670,379
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	859
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,308
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,766

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	610
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	461
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	585
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,446
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,833
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,659
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	5,088
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,697
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,874
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,127
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,694
				31,007
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,500	1,519
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,570
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	645	712
				3,801
Total Tax-Exempt Municipal Bonds (Cost $11,024,340)				11,705,187

				Amount
				($000)
Other Assets and Liabilities (-0.9%)
Other Assets
Investment in Vanguard				948
Receivables for Investment Securities Sold				6,665
Receivables for Accrued Income				117,183
Receivables for Capital Shares Issued				12,555
Other Assets				469
Total Other Assets				137,820
Liabilities
Payables for Investment Securities Purchased				(222,144)
Payables for Capital Shares Redeemed				(8,194)
Payables for Distributions				(5,583)
Payables to Vanguard				(7,778)
Other Liabilities				(299)
Total Liabilities				(243,998)
Net Assets (100%)				11,599,009

California Intermediate-Term Tax-Exempt Fund

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	10,983,381
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Losses	(65,218)
Unrealized Appreciation (Depreciation)	680,847
Net Assets	11,599,009

Investor Shares—Net Assets
Applicable to 138,860,763 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,666,292
Net Asset Value Per Share—Investor Shares	$12.00

Admiral Shares—Net Assets
Applicable to 827,745,968 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,932,717
Net Asset Value Per Share—Admiral Shares	$12.00

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Securities with a value of $2,405,000 have been segregated as initial margin for recently closed futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $156,185,000, representing 1.3% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	154,655
Total Income	154,655
Expenses
The Vanguard Group—Note B
Investment Advisory Services	599
Management and Administrative—Investor Shares	1,240
Management and Administrative—Admiral Shares	4,562
Marketing and Distribution—Investor Shares	220
Marketing and Distribution—Admiral Shares	489
Custodian Fees	58
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	2
Total Expenses	7,214
Net Investment Income	147,441
Realized Net Gain (Loss)
Investment Securities Sold	7,826
Futures Contracts	1,194
Realized Net Gain (Loss)	9,020
Change in Unrealized Appreciation (Depreciation)
Investment Securities	174,061
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	174,056
Net Increase (Decrease) in Net Assets Resulting from Operations	330,517

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,441	273,479
Realized Net Gain (Loss)	9,020	16,391
Change in Unrealized Appreciation (Depreciation)	174,056	(5,384)
Net Increase (Decrease) in Net Assets Resulting from Operations	330,517	284,486
Distributions
Net Investment Income
Investor Shares	(20,577)	(42,345)
Admiral Shares	(126,865)	(231,134)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(147,442)	(273,479)
Capital Share Transactions
Investor Shares	131,238	64,521
Admiral Shares	1,029,840	1,495,420
Net Increase (Decrease) from Capital Share Transactions	1,161,078	1,559,941
Total Increase (Decrease)	1,344,153	1,570,948
Net Assets
Beginning of Period	10,254,856	8,683,908
End of Period[1]	11,599,009	10,254,856
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.79	$11.78	$11.32	$11.92	$11.18	$10.93
Investment Operations
Net Investment Income	.157	.331	.355	.373	.379	.408
Net Realized and Unrealized Gain (Loss)
on Investments	.210	.010	.460	(.600)	.740	.250
Total from Investment Operations	.367	.341	.815	(.227)	1.119	.658
Distributions
Dividends from Net Investment Income	(.157)	(. 331)	(. 355)	(. 373)	(. 379)	(. 408)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.157)	(. 331)	(. 355)	(. 373)	(. 379)	(. 408)
Net Asset Value, End of Period	$12.00	$11.79	$11.78	$11.32	$11.92	$11.18

Total Return[1]	3.12%	2.93%	7.29%	-1.91%	10.14%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,666	$1,509	$1,444	$1,227	$1,375	$1,193
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.81%	3.06%	3.24%	3.26%	3.73%
Portfolio Turnover Rate	10%	17%	11%	12%	9%	13%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.79	$11.78	$11.32	$11.92	$11.18	$10.93
Investment Operations
Net Investment Income	.161	.340	.364	.382	.388	.417
Net Realized and Unrealized Gain (Loss)
on Investments	.210	.010	.460	(.600)	.740	.250
Total from Investment Operations	.371	.350	.824	(.218)	1.128	.667
Distributions
Dividends from Net Investment Income	(.161)	(. 340)	(. 364)	(. 382)	(. 388)	(. 417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.161)	(. 340)	(. 364)	(. 382)	(. 388)	(. 417)
Net Asset Value, End of Period	$12.00	$11.79	$11.78	$11.32	$11.92	$11.18

Total Return[1]	3.16%	3.01%	7.37%	-1.83%	10.23%	6.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,933	$8,746	$7,240	$5,652	$5,507	$4,375
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.70%	2.89%	3.14%	3.32%	3.34%	3.81%
Portfolio Turnover Rate	10%	17%	11%	12%	9%	13%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at May 31, 2016.

California Intermediate-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $948,000, representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,705,187	—
Futures Contracts—Assets[1]	63	—	—
Futures Contracts—Liabilities[1]	(299)	—	—
Total	(236)	11,705,187	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2015, the fund had available capital losses totaling $73,906,000 to offset future net capital gains of $28,425,000 through November 30, 2016, $38,406,000 through November 30, 2017, $990,000 through November 30, 2018, and $6,085,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2016, the cost of investment securities for tax purposes was $11,024,667,000. Net unrealized appreciation of investment securities for tax purposes was $680,520,000, consisting of unrealized gains of $683,775,000 on securities that had risen in value since their purchase and $3,255,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2016, the fund purchased $1,817,643,000 of investment securities and sold $516,304,000 of investment securities, other than temporary cash investments.

California Intermediate-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2016	November 30, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	337,561	28,229	546,730	46,454
Issued in Lieu of Cash Distributions	17,923	1,498	36,722	3,119
Redeemed	(224,246)	(18,776)	(518,931)	(44,244)
Net Increase (Decrease)—Investor Shares	131,238	10,951	64,521	5,329
Admiral Shares
Issued	1,482,076	124,034	2,385,690	202,859
Issued in Lieu of Cash Distributions	96,362	8,056	175,300	14,892
Redeemed	(548,598)	(45,890)	(1,065,570)	(90,728)
Net Increase (Decrease)—Admiral Shares	1,029,840	86,200	1,495,420	127,023

G. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCITX	VCLAX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.65%	1.73%

Financial Attributes

		Barclays
		CA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	777	6,802	48,863

Yield to Maturity
(before expenses)	1.8%	1.7%	1.8%

Average Coupon	4.3%	4.7%	4.8%

Average Duration	6.4 years	5.7 years	5.8 years

Average Stated
Maturity	16.5 years	13.7 years	13.0 years

Short-Term
Reserves	5.5%	—	—

Volatility Measures
	Barclays CA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.98
Beta	1.19	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.1%
1 - 3 Years	5.5
3 - 5 Years	2.9
5 - 10 Years	7.8
10 - 20 Years	41.5
20 - 30 Years	33.5
Over 30 Years	3.7

Distribution by Credit Quality (% of portfolio)
AAA	6.6%
AA	71.8
A	13.8
BBB	4.9
BB	0.4
B	0.4
Not Rated	2.1

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Investment Focus

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
				Barclays CA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.71%	1.99%	6.70%	6.44%
2007	4.52	-3.37	1.15	2.17
2008	4.13	-11.08	-6.95	-5.18
2009	4.96	7.75	12.71	13.21
2010	4.36	0.27	4.63	5.80
2011	4.51	2.09	6.60	7.49
2012	4.30	8.90	13.20	11.80
2013	3.64	-7.60	-3.96	-2.92
2014	4.07	6.72	10.79	9.32
2015	3.62	0.41	4.03	3.30
2016	1.74	2.56	4.30	3.44
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	5.01%	7.07%	4.25%	0.61%	4.86%
Admiral Shares	11/12/2001	5.10	7.16	4.33	0.61	4.94

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.4%)
California (101.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,110
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,543
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,599
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	770
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	18,525
Alameda CA Community Improvement
Commission Successor Agency Tax Allocation
Revenue	5.000%	9/1/29 (15)	1,500	1,806
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	17,665
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,197
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,194
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,634
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	550	656
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	3,003
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,377
Anaheim CA Public Financing Authority Revenue
(Electric System)	4.000%	10/1/31	5,080	5,567
Bakersfield CA Wastewater Revenue VRDO	0.420%	6/7/16	1,100	1,100
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	15,050	16,225
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	1,645	1,831
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	11,302

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,521
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,794
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,703
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,710
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,778
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	10/1/54	12,000	14,104
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	1.000%	4/1/20	3,500	3,477
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,544
	Brentwood CA Infrastructure Financing Authority
	Revenue	5.000%	9/2/28 (4)	2,135	2,587
	Cabrillo CA Community College District Revenue	0.000%	5/1/26 (2)	9,000	5,994
	California County CA Tobacco Securitization
	Agency Revenue	5.450%	6/1/28	7,500	7,604
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/18 (Prere.)	15,000	16,232
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/20	10,000	11,537
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/22	8,560	9,232
	California Department of Water Resources Water
	System Revenue (Central Valley Project)	5.000%	12/1/29	6,500	8,129
	California Department of Water Resources Water
	System Revenue (Central Valley Project)	5.000%	12/1/35	4,000	4,737
	California Economic Recovery GO	5.000%	7/1/16 (Prere.)	5,000	5,019
2	California Economic Recovery GO	5.250%	7/1/19 (Prere.)	4,365	4,950
	California Educational Facilities Authority
	Revenue (Claremont McKenna College)	5.000%	1/1/28	1,250	1,592
	California Educational Facilities Authority
	Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,264
	California Educational Facilities Authority
	Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	11,002
	California Educational Facilities Authority
	Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,820
	California Educational Facilities Authority
	Revenue (College of Arts)	5.250%	6/1/30	1,125	1,249
	California Educational Facilities Authority
	Revenue (Occidental College)	5.000%	10/1/37	1,130	1,370
	California Educational Facilities Authority
	Revenue (Occidental College)	5.000%	10/1/45	1,425	1,712
	California Educational Facilities Authority
	Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,585
	California Educational Facilities Authority
	Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,423
	California Educational Facilities Authority
	Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,999

138

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/46	2,000	2,422
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	7,049
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,747
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,966
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	8,649
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,760	5,365
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,767
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,534
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	3,445	3,775
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,767
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/39	7,730	8,470
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,984
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,850
California GO	5.000%	9/1/16 (Prere.)	5,710	5,774
California GO	5.000%	9/1/16 (Prere.)	4,940	4,995
California GO	5.000%	6/1/17 (Prere.)	4,175	4,359
California GO	5.000%	6/1/17 (Prere.)	12,365	12,910
California GO	5.000%	6/1/17 (Prere.)	12,635	13,190
California GO	6.000%	8/1/19 (14)	210	212
California GO	5.000%	10/1/19	10,070	11,400
California GO	5.000%	4/1/20	1,460	1,627
California GO	5.000%	9/1/21	11,000	13,089
California GO	5.250%	9/1/22	3,000	3,695
California GO	5.000%	11/1/22	1,000	1,061
California GO	5.250%	9/1/23	6,000	7,250
California GO	5.000%	11/1/23	7,000	8,714
California GO	5.000%	5/1/24	3,000	3,760
California GO	5.000%	11/1/24	6,670	8,438
California GO	5.000%	3/1/25	7,000	8,008
California GO	5.000%	6/1/26 (14)	15,825	16,492
California GO	5.000%	3/1/27	10,000	12,444
California GO	5.250%	10/1/27	5,000	6,017
California GO	5.100%	11/1/27	1,475	1,730
California GO	5.000%	3/1/28	10,000	12,383
California GO	5.000%	8/1/28	2,875	3,587
California GO	4.000%	9/1/28	6,000	7,008
California GO	5.000%	9/1/28	2,500	2,727
California GO	5.000%	9/1/29	5,125	5,590
California GO	5.000%	10/1/29	1,400	1,585
California GO	5.250%	10/1/29	4,700	5,360
California GO	5.250%	3/1/30	10,000	11,548

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	4.500%	8/1/30	1,440	1,475
	California GO	5.000%	9/1/30	1,500	1,772
	California GO	5.250%	9/1/30	6,000	7,162
	California GO	5.750%	4/1/31	15,875	18,038
	California GO	5.000%	8/1/31	9,460	11,665
	California GO	5.000%	9/1/31	1,800	2,123
	California GO	5.000%	10/1/31	4,500	5,559
	California GO	4.000%	9/1/32	7,500	8,541
	California GO	5.000%	9/1/32	1,045	1,231
	California GO	5.000%	10/1/32	8,790	10,820
	California GO	5.000%	2/1/33	2,615	3,138
	California GO	6.000%	3/1/33	7,000	8,296
	California GO	5.125%	4/1/33	8,500	9,135
	California GO	6.500%	4/1/33	33,000	38,178
	California GO	5.000%	8/1/33	2,635	3,221
	California GO	5.000%	10/1/33	4,000	4,906
	California GO	5.250%	4/1/35	5,000	6,043
	California GO	6.000%	11/1/35	5,000	5,850
	California GO	5.000%	9/1/36	8,500	10,117
	California GO	5.000%	4/1/37	5,000	5,953
	California GO	5.250%	3/1/38	8,000	8,600
	California GO	6.000%	4/1/38	21,190	24,187
	California GO	5.250%	8/1/38	10,000	10,927
	California GO	5.000%	10/1/39	7,615	9,179
	California GO	5.500%	11/1/39	3,690	4,241
	California GO	6.000%	11/1/39	2,700	3,159
	California GO	5.500%	3/1/40	11,500	13,409
	California GO	4.000%	12/1/40	5,000	5,495
	California GO	5.000%	10/1/41	5,000	5,860
	California GO	5.000%	4/1/42	2,000	2,338
	California GO	5.000%	9/1/42	8,515	10,051
	California GO	5.000%	2/1/43	6,265	7,373
	California GO	5.000%	4/1/43	6,500	7,676
	California GO	5.000%	11/1/43	12,425	14,850
	California GO	5.000%	12/1/43	5,335	6,387
	California GO	5.000%	5/1/44	5,000	5,960
	California GO	5.000%	8/1/45	11,735	14,103
3	California GO TOB VRDO	0.440%	6/7/16 (4)	15,300	15,300
	California GO VRDO	0.250%	6/1/16 LOC	3,625	3,625
	California GO VRDO	0.250%	6/1/16 LOC	1,700	1,700
	California GO VRDO	0.260%	6/1/16 LOC	3,300	3,300
	California GO VRDO	0.260%	6/1/16 LOC	3,400	3,400
	California GO VRDO	0.260%	6/1/16 LOC	10,900	10,900
	California GO VRDO	0.270%	6/1/16 LOC	1,100	1,100
	California GO VRDO	0.380%	6/7/16 LOC	3,900	3,900
	California Health Facilities Financing Authority
	Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,626
	California Health Facilities Financing Authority
	Revenue (Adventist Health System/West)	4.000%	3/1/33	1,000	1,072
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,693
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,933

140

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,714
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	10,158
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	6,301
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,489
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,701
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,565
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,967
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38	3,000	3,534
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41	4,025	4,644
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,293
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,737
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	9,044
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,187
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,392
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,257
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,964
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/43	5,300	6,196
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/55	7,000	8,290
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,195
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,297
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,285
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,932
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,912
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	765
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,885

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority
	Revenue (Northern California Presbyterian
	Homes & Services)	5.000%	7/1/44	1,500	1,767
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,267
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,907
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	7,072
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,399
	California Health Facilities Financing Authority
	Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,644
	California Health Facilities Financing Authority
	Revenue (Scripps Health)	5.000%	11/15/40	8,000	9,101
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,018
	California Health Facilities Financing Authority
	Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,730
	California Health Facilities Financing Authority
	Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,717
	California Health Facilities Financing Authority
	Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,356
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,489
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,825
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	4.000%	8/15/40	6,500	7,036
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,629
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.000%	11/15/46	7,000	8,325
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.250%	11/15/46	10,000	10,219
3	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.430%	6/7/16	12,845	12,845
3	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.430%	6/7/16	7,185	7,185
	California Infrastructure & Economic
	Development Bank Revenue	5.000%	10/1/26	10,320	13,411
	California Infrastructure & Economic
	Development Bank Revenue	5.000%	10/1/28	3,400	4,367
	California Infrastructure & Economic
	Development Bank Revenue	5.000%	10/1/34	5,000	6,262
	California Infrastructure & Economic Development
	Bank Revenue (Academy of Motion Picture Arts
	& Sciences Obligated Group)	5.000%	11/1/30	2,000	2,446
	California Infrastructure & Economic Development
	Bank Revenue (Academy of Motion
	Picture Arts & Sciences Obligated Group)	5.000%	11/1/41	6,000	7,099
3	California Infrastructure & Economic Development
	Bank Revenue (Bay Area Toll Bridges
	Seismic Retrofit) TOB VRDO	0.480%	6/1/16 (ETM)	20,010	20,010

142

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development
Bank Revenue (Pacific Gas & Electric Co.) VRDO	0.270%	6/1/16 LOC	1,000	1,000
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31 (14)	4,135	4,147
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.250%	2/1/17 (Prere.)	425	438
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.500%	2/1/39	11,000	12,173
California Municipal Finance Authority (Community
Hospitals of Central California Obligated Group)
COP	5.250%	2/1/46	3,225	3,279
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.280%	6/1/16	8,525	8,525
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,496
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,598
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,635
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	5,072
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,283
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	3,000	3,376
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,416
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,806
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,737
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	782
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	2,029
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,756
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,872
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.000%	11/21/45	1,500	1,552
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,061
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (ETM)	8,400	8,753
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,567
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,875

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,566
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	3,002
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,546
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,988
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,225
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,003
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,427
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,908
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	6,070
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,919
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,863
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,576
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,694
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,631
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	4,500	5,133
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,381
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,843
California State University Systemwide Revenue	5.000%	11/1/30	13,650	17,177
California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,133
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,687
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,449
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,656
California State University Systemwide Revenue	5.000%	11/1/32	6,510	8,119
California State University Systemwide Revenue	4.000%	11/1/37	1,875	2,082
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,459
California State University Systemwide Revenue	5.000%	11/1/37	10,000	11,765
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,540
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,864
California State University Systemwide Revenue	5.000%	11/1/41	12,550	15,303
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,590
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,186
California State University Systemwide Revenue	5.000%	11/1/47	8,620	10,375
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,379
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,068
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,465
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,493

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,802
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	5,084
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,138
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,432
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,166
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	364
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	8,063
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	16,086
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,498
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System)	5.500%	7/1/30	5,000	5,000
California Statewide Communities Development
Authority Revenue (Daughters of Charity Health
System)	5.500%	7/1/35	1,515	1,517
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,785
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,220
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,708
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,309
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	17,786
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.360%	6/7/16	8,000	8,000
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	2,000	2,248
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	3,000	3,372

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,923
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	13,015
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,041
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,570
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,514
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,494
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	1,500	1,839
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32	1,250	1,518
California Statewide Communities Development
Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40	3,000	3,544
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.360%	6/7/16 LOC	1,100	1,100
Centinela Valley CA Union High School
District GO	6.000%	8/1/36	3,000	3,836
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,595
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,370
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,223
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	919
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	8,235
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,111
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,153
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,666
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,106
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,434
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,954
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,691
Coast CA Community College District GO	5.000%	8/1/27	5,700	7,043
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	3,043
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,249
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,101
Contra Costa CA Community College District GO	5.000%	8/1/38	3,600	4,312
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,085	1,245
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,336
Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44 (4)	3,000	3,493
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,662
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,522

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	4,079
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,851
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,251
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,568
Eastern California Municipal Water District Water
& Sewer	5.000%	7/1/39	2,030	2,482
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,258
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,398
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,905
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,991
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,164
Escondido CA GO	5.000%	9/1/30	2,030	2,519
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,634
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,483
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,015
Foothill-De Anza CA Community College
District GO	0.000%	8/1/17 (14)	3,000	2,973
Foothill-De Anza CA Community College
District GO	0.000%	8/1/22 (14)	3,850	3,452
Foothill-De Anza CA Community College
District GO	0.000%	8/1/23 (14)	3,590	3,125
Foothill-De Anza CA Community College
District GO	0.000%	8/1/25 (14)	2,390	1,961
Foothill-De Anza CA Community College
District GO	5.000%	8/1/40	10,000	11,590
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	7,620
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,636
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,882
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,890
Gavilan CA Joint Community College District GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,869
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,988
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	20,000	23,706
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/45	7,040	8,314
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	3,110
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,277
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,517
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,183
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,244
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,750	3,410

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,801
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.300%	6/1/16 LOC	4,885	4,885
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.300%	6/1/16 LOC	2,507	2,507
Irvine CA Ranch Water District Revenue VRDO	0.310%	6/1/16 LOC	1,300	1,300
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax Revenue
VRDO	0.310%	6/1/16 LOC	7,800	7,800
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax Revenue
VRDO	0.310%	6/1/16 LOC	8,450	8,450
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,243
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/45	8,000	8,433
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	1,833
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,234
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,243
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,677
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,782
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	5,010
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,368
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.850%	11/15/26	1,800	1,701
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	800	974
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,457
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,422
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	9,327
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	5,214
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,809
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,415
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,424
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	7,340	7,715
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	3,980	4,547
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	5,160	5,976
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,718
Los Angeles CA Community College District GO	5.000%	6/1/26	3,000	3,911
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,386
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,520
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,836
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,932
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,825
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,809
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,740
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,681
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,780

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,964
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,562
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,394
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	12,155
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,460
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	6,186
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,750
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,696
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,231
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,650
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	3,080
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,330
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,295
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,744
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,620
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,880
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,832
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	14,596
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	2,135
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,054
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,828
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,314
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,000	2,433
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,911
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,938
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,928

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power
	Revenue	5.000%	7/1/44	13,950	16,714
	Los Angeles CA Department of Water & Power
	Revenue	5.000%	7/1/46	7,000	8,470
	Los Angeles CA Department of Water & Power
	Revenue	5.000%	7/1/46	9,930	12,043
	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.270%	6/1/16	4,000	4,000
	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.270%	6/1/16	3,400	3,400
	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.280%	6/1/16	1,000	1,000
	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.380%	6/7/16	6,000	6,000
4	Los Angeles CA Department of Water & Power
	Revenue	5.000%	7/1/42	4,500	5,460
4	Los Angeles CA Department of Water & Power
	Revenue	5.000%	7/1/46	2,500	3,024
	Los Angeles CA GO	5.000%	9/1/31	5,785	6,748
4	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue	5.000%	11/1/26	1,290	1,655
4	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue	5.000%	11/1/27	1,210	1,545
4	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue	5.000%	11/1/29	3,000	3,774
4	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue	5.000%	11/1/30	2,400	3,006
4	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue	4.000%	11/1/33	5,200	5,825
	Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,645	2,655
	Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,675	7,703
	Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,500	7,527
	Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,665
	Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,938
	Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,096
	Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,651
	Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,269
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,908
	Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,417
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,524
	Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	2,225	2,311
	Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,363
	Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,618
	Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,562
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,572
	Los Angeles CA Unified School District GO	5.000%	7/1/40	5,000	6,010
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,374
4	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,707
	Los Angeles County CA Metropolitan
	Transportation Authority Revenue (Union Station
	Gateway Project)	5.000%	7/1/27	2,000	2,535
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.000%	7/1/21	2,000	2,383

150

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	3,235	4,174
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,214
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,958
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	900	948
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,846
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,915
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,478
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	5,033
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	6,335	7,095
Marin CA Healthcare District GO	5.000%	8/1/29	555	691
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,789
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/21	2,500	2,986
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/28	4,235	4,251
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/31	3,000	3,364
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/33	6,000	7,172
Metropolitan Water District of Southern California
Revenue	5.000%	10/1/35	2,855	3,406
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/40	4,500	5,450
Metropolitan Water District of Southern California
Revenue VRDO	0.360%	6/7/16	12,900	12,900
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,601
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,894
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	2,200	2,233
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,088
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	2,595	2,629
Modesto CA Irrigation District Financing Authority
Electric Revenue	5.000%	10/1/40	6,000	7,088
Modesto CA Irrigation District Financing Authority
Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,955	8,108
Modesto CA Multifamily Housing Revenue
(Westdale Commons Apartments) VRDO	0.400%	6/7/16 LOC	3,900	3,900
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,676
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,439
Newark CA Unified School District GO	5.000%	8/1/44	6,000	7,195
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,413
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,206
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	531
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,028

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	497
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,425	6,808
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,199
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,896
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/25	1,825	2,038
Northstar Community Services District California
Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/26	1,995	2,205
Novato CA Unified School District GO	5.000%	8/1/28	800	992
Oakland CA GO	5.000%	1/15/29	1,640	2,017
Oakland CA GO	5.000%	1/15/31	3,550	4,044
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,341
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,222
Oakland CA Unified School District GO	5.000%	8/1/40	500	583
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,471
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,905
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	437
Palmdale CA COP	5.250%	9/1/22 (14)	530	532
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	226
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,148
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,321
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,204
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,417
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,179
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,267
Paramount CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,165
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,723
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,473
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,701
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,632
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,619
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	826
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,008
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	2,744
Poway CA Unified School District GO	5.000%	9/1/25	1,830	2,124

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,482
Poway CA Unified School District GO	5.000%	9/1/27	2,045	2,347
Poway CA Unified School District GO	5.000%	9/1/31	1,370	1,551
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,940
Poway CA Unified School District GO	5.000%	9/1/33	990	1,113
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,583
Poway CA Unified School District GO	5.000%	9/1/36	690	768
Poway CA Unified School District GO	0.000%	8/1/46	10,000	3,416
Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,668
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,215	1,377
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,470	2,790
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	941
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,216
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,765	2,076
Rancho Cucamonga CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,171
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,211
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	719
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,501
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,456
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	8,520
3 Riverside CA Electric Revenue TOB VRDO	0.430%	6/7/16	2,800	2,800
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove) Special
Tax Revenue	5.000%	9/1/31 (2)	4,000	4,039
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,488
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,576
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,707
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	2,083
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,177
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,577
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,996

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Public Financing
Authority Lease Revenue	5.250%	11/1/40	5,000	6,063
Riverside County CA Public Financing
Authority Lease Revenue	5.250%	11/1/45	8,000	9,679
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,623
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,392
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,005
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,367
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,345
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	4,500	5,035
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	655
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,846
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,963
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,426
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/39 (15)	1,900	2,230
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas Basin
Local Assessment)	5.000%	10/1/44 (15)	2,000	2,335
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	5,800	6,358
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/26	5,250	6,695
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	5,000	6,328
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,458
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,409
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,433
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,739
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,404
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,630
Sacramento CA Unified School District GO	5.000%	8/1/25 (4)	775	978
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,650	5,650
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,231

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,986
San Bernardino CA City Unified School
District GO	5.000%	8/1/27 (4)	1,060	1,272
San Bernardino CA City Unified School
District GO	0.000%	8/1/35 (4)	5,900	3,025
San Bernardino CA City Unified School
District GO	0.000%	8/1/36 (4)	5,000	2,418
San Bernardino CA Community College
District GO	0.000%	8/1/44	15,000	5,152
San Bernardino CA Community College
District GO	5.000%	8/1/45	3,500	4,187
San Bernardino CA Community College
District GO	0.000%	8/1/48	17,770	5,168
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,980	6,165
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,754
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,838
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,151
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,911
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,699
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,493
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,893
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,766
4 San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	6,335
4 San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	4,000	4,944
4 San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	5,000	6,150
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,882
4 San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	6,120
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,631
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,697
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,573
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	6,347
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,819
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,560
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	981
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	938
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	653
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,365
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	6,001
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,268
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,792
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,463
San Diego County CA COP	5.000%	10/15/28	1,445	1,799

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	4,000	4,579
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,200	3,658
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	2,715	3,076
San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/37	1,500	1,760
San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/38	2,000	2,347
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/40	3,000	3,399
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/43	3,540	4,064
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.370%	6/7/16	16,300	16,300
San Diego County CA Water Authority
Revenue COP	5.000%	5/1/18 (Prere.)	7,275	7,872
3 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.430%	6/7/16	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,000	15,755
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,731
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,519
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,943
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,434
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,180
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,453
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,838
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,228
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,243
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	9,290
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,992
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	3,190	4,047
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,299
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,466
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,631
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	15,317

156

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,974
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,303
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,427
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,614
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,906
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,770
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,688
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,941
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,500
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,941
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,328
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,859
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,770
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,351
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,254
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,213
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/30	1,200	1,474
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/37	850	1,027
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/43	3,500	4,036
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,516
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,553
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,869
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,657

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,664
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,116
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,569
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,404
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,520
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	974
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,123
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	6,047
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/32	10,000	12,388
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,637
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,998
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,742
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,611
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,925
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,119
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,720
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,569
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,528
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,286
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,331
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	5,000	5,056
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,103
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,857
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,369
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,580
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,512
San Pablo CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,140
San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,848
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (ETM)	2,673	2,685
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	3	3

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (ETM)	1,000	1,060
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,059
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,103
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	855
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,649
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,585
4 Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/27	5,000	6,254
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,920
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	803
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	671
Santa Monica CA Community College District GO	4.000%	8/1/31	3,000	3,378
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,774
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,195
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,659
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,814
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,147
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,838
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,471
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,188
South San Francisco CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,285
Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,417
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,752
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/30	5,000	5,649
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,964
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,359
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,373
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/28	1,000	1,259
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	7,000	8,489
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,435

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	State Center California Community College
	District GO	5.000%	8/1/28	5,275	6,645
	Stockton CA Public Financing Authority
	Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,206
	Stockton CA Public Financing Authority Water
	Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,694
	Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,931
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,468
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,494
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,526
	Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	5,070
3	Sweetwater CA Unified School District GO
	TOB VRDO	0.430%	6/7/16 (13)	700	700
	Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	2,875
	Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,616
	Tobacco Securitization Authority Revenue
	(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	2,155
	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center)	5.000%	9/1/40	3,000	3,303
	Tulare County CA Transportation Authority
	Sales Tax Revenue	4.000%	2/1/34	1,540	1,669
	Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,267
	Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,363
	Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,974
	Tustin CA Community Facilities District Special
	Tax Revenue	5.000%	9/1/37	1,000	1,156
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/31	3,000	3,553
	Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,530	1,598
	Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,558
	Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,498
	Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,271
	Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,590
	Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,673
	Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,152
	Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,834
	University of California Regents Medical Center
	Pooled Revenue VRDO	0.260%	6/1/16	3,140	3,140
	University of California Regents Medical Center
	Pooled Revenue VRDO	0.280%	6/1/16	4,700	4,700
	University of California Revenue	5.250%	5/15/19 (Prere.)	1,995	2,250
	University of California Revenue	5.250%	5/15/19 (Prere.)	1,140	1,285
	University of California Revenue	5.750%	5/15/19 (Prere.)	7,000	8,002
	University of California Revenue	5.000%	5/15/27	4,245	5,324
	University of California Revenue	5.000%	5/15/28	5,000	6,119
	University of California Revenue	5.000%	5/15/29	2,000	2,538
	University of California Revenue	5.000%	5/15/31	2,000	2,514
	University of California Revenue	5.000%	5/15/32	1,000	1,252
	University of California Revenue	5.000%	5/15/32	7,925	9,756
	University of California Revenue	5.000%	5/15/33	5,000	6,042
	University of California Revenue	4.000%	5/15/34	5,000	5,569

160

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/34	5,205	6,045
University of California Revenue	5.000%	5/15/35	3,640	4,227
University of California Revenue	5.250%	5/15/37	3,500	4,301
University of California Revenue	5.000%	5/15/38	10,000	11,949
University of California Revenue	5.250%	5/15/39	3,865	4,340
University of California Revenue	5.000%	5/15/40	50	52
University of California Revenue	5.000%	5/15/40	5,000	5,988
University of California Revenue	5.000%	5/15/41	2,400	2,928
University of California Revenue	5.000%	5/15/46	7,000	8,506
University of California Revenue PUT	5.000%	5/15/23	6,500	8,030
3 University of California Revenue TOB VRDO	0.430%	6/7/16	1,600	1,600
University of California Revenue VRDO	0.360%	6/7/16	16,800	16,800
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,365
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	914
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	2,136	2,230
Ventura County CA Community College
District GO	5.500%	8/1/18 (Prere.)	8,500	9,376
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,429
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,289
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,773
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,238
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,595
Washington Township CA Health Care
District GO	5.500%	8/1/40	5,000	6,122
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,088
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,798
West Contra Costa CA Unified School District GO	5.250%	8/1/35 (4)	7,000	8,214
West Contra Costa CA Unified School District GO	5.000%	8/1/40	3,000	3,552
West Sacramento CA Area Flood Control Agency
Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,399
West Sacramento CA Area Flood Control Agency
Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,151
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	5,163
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,034
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,167
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/27	1,000	1,237
				3,718,017
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,662
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,195
				6,857
Total Tax-Exempt Municipal Bonds (Cost $3,411,730)				3,724,874

California Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (-1.4%)
Other Assets
Investment in Vanguard	296
Receivables for Investment Securities Sold	2,315
Receivables for Accrued Income	35,778
Receivables for Capital Shares Issued	3,370
Other Assets	411
Total Other Assets	42,170
Liabilities
Payables for Investment Securities Purchased	(85,340)
Payables for Capital Shares Redeemed	(990)
Payables for Distributions	(3,300)
Payables to Vanguard	(3,420)
Other Liabilities	(119)
Total Liabilities	(93,169)
Net Assets (100%)	3,673,875

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,413,390
Overdistributed Net Investment Income	(2)
Accumulated Net Realized Losses	(52,727)
Unrealized Appreciation (Depreciation)
Investment Securities	313,144
Futures Contracts	70
Net Assets	3,673,875

Investor Shares—Net Assets
Applicable to 39,313,962 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	488,827
Net Asset Value Per Share—Investor Shares	$12.43

Admiral Shares—Net Assets
Applicable to 256,158,505 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,185,048
Net Asset Value Per Share—Admiral Shares	$12.43

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Securities with a value of $1,219,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $62,950,000, representing 1.7% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	62,401
Total Income	62,401
Expenses
The Vanguard Group—Note B
Investment Advisory Services	190
Management and Administrative—Investor Shares	370
Management and Administrative—Admiral Shares	1,504
Marketing and Distribution—Investor Shares	53
Marketing and Distribution—Admiral Shares	122
Custodian Fees	19
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	2,276
Net Investment Income	60,125
Realized Net Gain (Loss)
Investment Securities Sold	5,768
Futures Contracts	1
Realized Net Gain (Loss)	5,769
Change in Unrealized Appreciation (Depreciation)
Investment Securities	82,341
Futures Contracts	77
Change in Unrealized Appreciation (Depreciation)	82,418
Net Increase (Decrease) in Net Assets Resulting from Operations	148,312

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,125	115,313
Realized Net Gain (Loss)	5,769	23,312
Change in Unrealized Appreciation (Depreciation)	82,418	(9,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	148,312	129,581
Distributions
Net Investment Income
Investor Shares	(7,738)	(14,513)
Admiral Shares	(52,400)	(100,743)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(60,138)	(115,256)
Capital Share Transactions
Investor Shares	52,550	26,333
Admiral Shares	199,649	221,898
Net Increase (Decrease) from Capital Share Transactions	252,199	248,231
Total Increase (Decrease)	340,373	262,556
Net Assets
Beginning of Period	3,333,502	3,070,946
End of Period[1]	3,673,875	3,333,502
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,000) and $11,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.12	$12.07	$11.31	$12.24	$11.24	$11.01
Investment Operations
Net Investment Income	. 208.428		.442	.450	.459	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.310	.050	.760	(.930)	1.000	.230
Total from Investment Operations	.518	.478	1.202	(.480)	1.459	.703
Distributions
Dividends from Net Investment Income	(. 208)	(. 428)	(. 442)	(. 450)	(. 459)	(. 473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 208)	(. 428)	(. 442)	(. 450)	(. 459)	(. 473)
Net Asset Value, End of Period	$12.43	$12.12	$12.07	$11.31	$12.24	$11.24

Total Return[1]	4.30%	4.03%	10.79%	-3.96%	13.20%	6.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$489	$425	$397	$390	$487	$441
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.38%	3.55%	3.75%	3.86%	3.89%	4.33%
Portfolio Turnover Rate	13%	17%	14%	14%	16%	14%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.12	$12.07	$11.31	$12.24	$11.24	$11.01
Investment Operations
Net Investment Income	. 213.438		.451	.459	.468	.482
Net Realized and Unrealized Gain (Loss)
on Investments	.310	.050	.760	(.930)	1.000	.230
Total from Investment Operations	.523	.488	1.211	(.471)	1.468	.712
Distributions
Dividends from Net Investment Income	(. 213)	(. 438)	(. 451)	(. 459)	(. 468)	(. 482)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 213)	(. 438)	(. 451)	(. 459)	(. 468)	(. 482)
Net Asset Value, End of Period	$12.43	$12.12	$12.07	$11.31	$12.24	$11.24

Total Return[1]	4.34%	4.12%	10.87%	-3.88%	13.29%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,185	$2,909	$2,674	$2,314	$2,589	$2,234
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.46%	3.63%	3.83%	3.94%	3.97%	4.41%
Portfolio Turnover Rate	13%	17%	14%	14%	16%	14%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

California Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $296,000, representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

California Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,724,874	—
Futures Contracts—Assets[1]	36	—	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	(58)	3,724,874	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2016	166	19,939	33
2-Year U.S. Treasury Note	September 2016	69	15,036	7
30-Year U.S. Treasury Bond	September 2016	46	7,512	30
				70

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2015, the fund available capital losses totaling $55,398,000 to offset future net capital gains of $25,890,000 through November 30, 2017, $12,571,000 through November 30, 2018, and $16,937,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2016, the cost of investment securities for tax purposes was $3,414,834,000. Net unrealized appreciation of investment securities for tax purposes was $310,040,000, consisting of unrealized gains of $310,217,000 on securities that had risen in value since their purchase and $177,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2016, the fund purchased $460,704,000 of investment securities and sold $213,074,000 of investment securities, other than temporary cash investments.

California Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2016	November 30, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	91,931	7,451	104,834	8,697
Issued in Lieu of Cash Distributions	6,654	539	12,399	1,027
Redeemed	(46,035)	(3,731)	(90,900)	(7,546)
Net Increase (Decrease)—Investor Shares	52,550	4,259	26,333	2,178
Admiral Shares
Issued	393,814	31,925	456,285	37,855
Issued in Lieu of Cash Distributions	33,864	2,746	64,275	5,322
Redeemed	(228,029)	(18,525)	(298,662)	(24,790)
Net Increase (Decrease)—Admiral Shares	199,649	16,146	221,898	18,387

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2015	5/31/2016	Period
Based on Actual Fund Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,000.44	$0.50
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,031.21	$1.02
Admiral Shares	1,000.00	1,031.63	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,043.03	$1.02
Admiral Shares	1,000.00	1,043.44	0.61
Based on Hypothetical 5% Yearly Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,024.50	$0.51
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.10%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the California Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Independent Trustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.